M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Shares		Value (Note 1)
	Common Stocks—69.0%

	Australia—4.8%
3,170	29Metals Ltd.§	$4,583
5,596	Adbri Ltd.†,§	6,534
7,407	AGL Energy Ltd.§	32,221
4,474	Allkem Ltd.*,§	39,776
4,977	ALS Ltd.§	32,043
1,335	Altium Ltd.§	28,925
23,001	Alumina Ltd.§	18,431
32,068	AMP Ltd.*,§	22,270
2,797	Ampol Ltd.§	51,643
2,225	Ansell Ltd.§	35,587
8,493	APA Group§	51,858
2,756	Appen Ltd.§	5,417
1,183	ARB Corp. Ltd.†,§	21,044
16,116	Ardent Leisure Group Ltd.*,§	5,355
3,393	Aristocrat Leisure Ltd.§	70,810
978	ASX Ltd.§	44,971
15,957	Atlas Arteria Ltd.†,§	63,100
1,672	AUB Group Ltd.§	20,340
27,196	Aurizon Holdings Ltd.§	59,753
9,677	Austal Ltd.§	14,120
13,544	Australia & New Zealand Banking Group Ltd.§	196,656
2,559	Australian Ethical Investment Ltd.§	8,117
6,809	Bank of Queensland Ltd.†,§	28,240
5,183	Bapcor Ltd.†,§	20,283
36,897	Beach Energy Ltd.§	35,285
4,696	Bega Cheese Ltd.§	10,346
6,079	Bendigo & Adelaide Bank Ltd.†,§	30,355
19,147	BHP Group Ltd.§	476,854
12,902	BHP Group Ltd.§	324,035
4,598	BHP Group Ltd., ADR†	230,084
177	Blackmores Ltd.†,§	7,081
5,520	BlueScope Steel Ltd.§	53,403
12,498	Brambles Ltd.§	90,681
10,167	Bravura Solutions Ltd.§	8,010
849	Breville Group Ltd.†,§	9,756
1,779	Brickworks Ltd.§	24,296
3,952	Capricorn Metals Ltd.*,§	7,625
3,533	carsales.com Ltd.§	42,043
10,594	Challenger Ltd.§	39,734
5,558	Champion Iron Ltd.†,§	17,224
5,238	City Chic Collective Ltd.*,†,§	4,317
27,499	Cleanaway Waste Management Ltd.†,§	47,742
816	Clinuvel Pharmaceuticals Ltd.†,§	9,604
444	Cochlear Ltd.§	54,864
748	Codan Ltd.†,§	2,682
8,123	Coles Group Ltd.§	85,459
1,452	Collins Foods Ltd.§	8,040
10,118	Commonwealth Bank of Australia§	588,030
3,782	Computershare Ltd.§	59,980
55,582	Cooper Energy Ltd.*,†,§	9,075
1,259	Corporate Travel Management Ltd.§	13,367
5,529	Costa Group Holdings Ltd.§	7,864
1,552	Credit Corp. Group Ltd.†,§	17,156

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Australia (Continued)
2,406	CSL Ltd.§	$436,263
9,383	CSR Ltd.§	26,624
2,536	Data#3 Ltd.§	10,043
16,496	De Grey Mining Ltd.*,†,§	10,827
4,714	Deterra Royalties Ltd.§	12,080
1,480	Dicker Data Ltd.§	9,697
4,479	Domain Holdings Australia Ltd.§	9,253
464	Domino's Pizza Enterprises Ltd.†,§	15,191
18,120	Downer EDI Ltd.§	52,555
3,054	Eagers Automotive Ltd.†,§	21,291
13,551	Eclipx Group Ltd.*,†,§	19,403
5,248	Elders Ltd.†,§	39,812
9,649	Endeavour Group Ltd.§	43,247
7,109	Estia Health Ltd.†,§	8,965
1,597	EVENT Hospitality & Entertainment Ltd.*,§	13,113
13,941	Evolution Mining Ltd.§	18,384
1,312	Flight Centre Travel Group Ltd.*,†,§	11,805
13,104	Fortescue Metals Group Ltd.§	140,441
20,944	G8 Education Ltd.†,§	12,780
9,874	Genworth Mortgage Insurance Australia Ltd.§	17,030
10,788	Gold Road Resources Ltd.†,§	8,895
7,355	GrainCorp Ltd., Class A§	36,469
18,983	Grange Resources Ltd.§	8,394
2,140	GUD Holdings Ltd.†,§	10,173
9,346	GWA Group Ltd.§	11,372
2,555	Hansen Technologies Ltd.§	7,248
13,339	Harvey Norman Holdings Ltd.†,§	34,243
15,902	Healius Ltd.§	33,955
10,246	Humm Group Ltd.†,§	2,957
877	IDP Education Ltd.†,§	14,674
6,512	IGO Ltd.§	56,764
6,363	Iluka Resources Ltd.†,§	36,677
11,076	Imdex Ltd.§	12,522
28,249	Incitec Pivot Ltd.§	63,613
11,778	Infomedia Ltd.†,§	8,819
5,200	Inghams Group Ltd.†,§	7,876
16,077	Insignia Financial Ltd.†,§	30,174
17,033	Insurance Australia Group Ltd.§	50,154
7,725	Integral Diagnostics Ltd.§	13,635
1,626	InvoCare Ltd.†,§	10,446
2,813	IPH Ltd.§	16,936
3,090	IRESS Ltd.§	17,458
3,097	James Hardie Industries PLC§	60,317
1,012	JB Hi-Fi Ltd.†,§	24,393
2,838	Johns Lyng Group Ltd.†,§	11,282
7,993	Karoon Energy Ltd.*,§	9,294
2,906	Kelsian Group Ltd.§	8,913
5,029	Lendlease Corp. Ltd.§	28,442
1,418	Lifestyle Communities Ltd.†,§	13,612
10,522	Link Administration Holdings Ltd.§	19,162
14,886	Lottery Corp. Ltd.*,§	39,547
1,516	Lovisa Holdings Ltd.†,§	20,432
4,254	Lynas Rare Earths Ltd.*,†,§	20,473
1,234	Macquarie Group Ltd.§	119,753

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Australia (Continued)
309	Macquarie Telecom Group Ltd.*,§	$11,798
1,209	Magellan Financial Group Ltd.†,§	8,637
22,423	Mayne Pharma Group Ltd.*,§	3,918
1,182	McMillan Shakespeare Ltd.§	9,748
15,509	Medibank Pvt Ltd.§	34,467
13,978	Metcash Ltd.§	34,645
1,307	Mineral Resources Ltd.§	54,711
1,365	Monadelphous Group Ltd.§	11,315
7,231	Money3 Corp. Ltd.§	8,329
39,713	Mount Gibson Iron Ltd.*,†,§	10,335
7,649	Nanosonics Ltd.*,†,§	16,728
16,983	National Australia Bank Ltd.§	311,404
2,783	Netwealth Group Ltd.§	21,297
10,216	New Hope Corp. Ltd.†,§	41,032
6,467	Newcrest Mining Ltd.§	70,362
2,652	NEXTDC Ltd.*,§	14,769
5,984	nib holdings Ltd.§	28,324
932	Nick Scali Ltd.†,§	5,497
12,378	Nickel Mines Ltd.§	6,166
23,033	Nine Entertainment Co. Holdings Ltd.§	27,171
6,323	Northern Star Resources Ltd.§	31,877
12,393	NRW Holdings Ltd.§	18,703
10,138	Nufarm Ltd.§	32,137
5,115	Omni Bridgeway Ltd.*,§	12,292
11,530	oOh!media Ltd.§	9,049
4,231	Orica Ltd.§	35,523
13,491	Origin Energy Ltd.§	44,205
14,629	Orora Ltd.§	27,919
3,779	OZ Minerals Ltd.§	62,033
42,639	Paladin Energy Ltd.*,†,§	20,690
3,852	Pendal Group Ltd.§	11,019
12,923	Perenti Global Ltd.§	7,627
1,594	Perpetual Ltd.†,§	24,094
25,348	Perseus Mining Ltd.§	24,968
9,957	Pilbara Minerals Ltd.*,§	29,164
1,933	Pinnacle Investment Management Group Ltd.†,§	10,108
3,992	Platinum Asset Management Ltd.†,§	4,305
2,030	Premier Investments Ltd.§	28,931
1,044	Pro Medicus Ltd.†,§	33,155
1,615	PWR Holdings Ltd.§	8,772
9,686	Qantas Airways Ltd.*,§	31,179
9,612	QBE Insurance Group Ltd.§	71,005
10,685	Qube Holdings Ltd.†,§	16,866
17,985	Ramelius Resources Ltd.§	8,272
1,186	Ramsay Health Care Ltd.§	43,497
355	REA Group Ltd.†,§	25,753
34,816	Red 5 Ltd.*,†,§	4,190
1,390	Reece Ltd.§	12,295
10,111	Regis Resources Ltd.*,†,§	10,137
13,366	Reliance Worldwide Corp. Ltd.§	28,577
26,531	Resolute Mining Ltd.*,†,§	3,573
9,216	Ridley Corp. Ltd.§	12,038
4,367	Rio Tinto Ltd.§	259,893
10,781	Sandfire Resources Ltd.†,§	25,587

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Australia (Continued)
21,093	Santos Ltd.§	$95,536
2,252	SEEK Ltd.§	27,249
3,263	Select Harvests Ltd.§	10,932
2,744	Seven Group Holdings Ltd.†,§	29,490
62,916	Seven West Media Ltd.*,†,§	16,511
6,363	Sierra Rutile Holdings Ltd.*,†,§	849
30,638	Silver Lake Resources Ltd.*,§	23,281
3,115	Sims Ltd.§	26,295
4,280	SmartGroup Corp. Ltd.§	13,675
4,450	Sonic Healthcare Ltd.§	86,589
35,383	South32 Ltd.§	81,784
3,457	Southern Cross Media Group Ltd.§	2,041
21,630	St. Barbara Ltd.*,†,§	10,294
13,525	Star Entertainment Group Ltd.*,§	22,167
10,939	Steadfast Group Ltd.§	32,234
7,077	Suncorp Group Ltd.§	45,159
4,830	Super Retail Group Ltd.†,§	27,202
24,332	Superloop Ltd.*,§	10,195
15,937	Tabcorp Holdings Ltd.§	9,543
6,444	Tassal Group Ltd.§	21,337
4,562	Technology One Ltd.§	30,571
32,412	Telstra Corp. Ltd.†,§	79,440
2,964	TPG Telecom Ltd.†,§	9,140
15,024	Transurban Group§	117,840
2,687	Treasury Wine Estates Ltd.§	21,635
4,434	United Malt Group Ltd.†,§	8,842
14,458	Viva Energy Group Ltd.#,§	24,015
3,525	Webjet Ltd.*,†,§	10,656
6,135	Wesfarmers Ltd.§	166,737
24,722	West African Resources Ltd.*,§	16,408
11,815	Westgold Resources Ltd.*,†,§	6,326
15,208	Westpac Banking Corp.§	199,700
14,291	Whitehaven Coal Ltd.§	82,178
679	WiseTech Global Ltd.§	22,302
15,822	Woodside Energy Group Ltd.§	321,875
2,331	Woodside Energy Group Ltd.§	47,850
1,661	Woodside Energy Group Ltd., ADR†	33,486
7,882	Woolworths Group Ltd.§	170,541
2,386	Worley Ltd.§	19,399
487	Xero Ltd.*,§	22,381
		8,758,718
	Austria—0.3%
984	ANDRITZ AG§	41,641
829	AT&S Austria Technologie & Systemtechnik AG§	27,045
1,157	BAWAG Group AG*,#,§	49,648
694	CA Immobilien Anlagen AG§	20,565
133	DO & Co. AG*,§	8,772
1,848	Erste Group Bank AG§	40,470
614	EVN AG§	10,217
1,377	FACC AG*,†,§	8,187
1,233	Immofinanz AG†,§	—
332	Lenzing AG†,§	18,061
59	Mayr Melnhof Karton AG§	7,572

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Austria (Continued)
463	Oesterreichische Post AG†,§	$12,350
1,892	OMV AG§	68,097
3,082	Raiffeisen Bank International AG§	36,591
127	Schoeller-Bleckmann Oilfield Equipment AG§	5,570
279	Strabag SE, Bearer Shares§	10,548
1,874	Telekom Austria AG*,§	10,816
4,149	UNIQA Insurance Group AG§	24,432
470	Verbund AG§	40,049
884	Vienna Insurance Group AG Wiener Versicherung Gruppe§	18,059
1,881	voestalpine AG§	31,811
1,465	Wienerberger AG§	29,371
		519,872
	Belgium—0.7%
535	Ackermans & van Haaren NV§	67,713
2,470	Ageas SA§	89,618
5,568	AGFA-Gevaert NV*,§	16,474
5,540	Anheuser-Busch InBev SA§	250,618
127	Argenx SE*,§	45,385
863	Barco NV§	18,279
781	Bekaert SA§	19,513
2,798	bpost SA†,§	14,967
105	Cie d'Entreprises CFE*,§	999
229	D'ieteren Group§	32,133
105	Deme Group NV*,§	10,889
289	Elia Group SA§	33,966
1,392	Etablissements Franz Colruyt NV†,§	30,461
2,756	Euronav NV*,†	42,415
1,410	Euronav NV§	22,046
548	EVS Broadcast Equipment SA§	10,099
1,400	Fagron§	17,157
799	Galapagos NV*,§	34,189
431	Gimv NV§	18,457
2,644	KBC Group NV§	124,026
9	Lotus Bakeries NV§	45,987
216	Melexis NV§	14,615
2,034	Ontex Group NV*,†,§	10,843
1,080	Orange Belgium SA*,§	19,005
2,894	Proximus SADP§	29,986
207	Shurgard Self Storage SA§	8,434
214	Sipef NV§	11,322
1,351	Solvay SA§	103,344
449	Telenet Group Holding NV§	6,124
688	Tessenderlo Group SA*,§	20,251
1,264	UCB SA§	87,424
1,613	Umicore SA§	46,767
138	VGP NV§	13,039
		1,316,545
	Canada—8.5%
757	Aclara Resources, Inc.*	175
5,500	Advantage Energy Ltd.*	39,537
1,679	Aecon Group, Inc.†	11,571
607	Ag Growth International, Inc.	14,149

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Canada (Continued)
2,698	Agnico-Eagle Mines Ltd.	$113,987
5,042	Aimia, Inc.*,†	12,593
1,100	Air Canada*,†	13,219
7,363	Alamos Gold, Inc., Class A	54,582
904	Algonquin Power & Utilities Corp.†	9,875
1,439	Algonquin Power & Utilities Corp.†	15,699
5,608	Alimentation Couche-Tard, Inc.	225,765
2,174	AltaGas Ltd.†	41,628
1,300	Altius Minerals Corp.	18,220
685	Altus Group Ltd.†	22,206
600	Andlauer Healthcare Group, Inc.	20,654
10,436	ARC Resources Ltd.†	125,336
1,389	Aritzia, Inc.*	45,641
1,300	Atco Ltd., Class I†	39,950
1,053	ATS Automation Tooling Systems, Inc.*	27,793
84	Aurora Cannabis, Inc.*,†	102
3,200	B2Gold Corp.	10,304
16,677	B2Gold Corp.	53,604
850	Badger Infrastructure Solutions Ltd.†	17,322
4,435	Ballard Power Systems, Inc.*,†	27,142
4,517	Bank of Montreal†	395,898
8,200	Bank of Nova Scotia	390,010
800	Bank of Nova Scotia†	38,056
8,276	Barrick Gold Corp.	128,278
2,209	Barrick Gold Corp.	34,238
2,683	Bausch Health Cos., Inc.*	18,530
12,953	Baytex Energy Corp.*,†	54,856
708	BCE, Inc.†	29,686
5,066	BCE, Inc.†	212,468
8,300	Birchcliff Energy Ltd.†	58,945
4,601	BlackBerry Ltd.*	21,684
1,028	Bombardier, Inc., Class B*,†	18,404
1,662	Boralex, Inc., Class A	52,783
200	Boyd Group Services, Inc.†	25,186
8	Brookfield Asset Management Reinsurance Partners Ltd., Class A*,†	327
10	Brookfield Asset Management Reinsurance Partners Ltd., Class A*	409
3,172	Brookfield Asset Management, Inc., Class A†	129,703
1,680	Brookfield Asset Management, Inc., Class A	68,728
1,075	Brookfield Infrastructure Corp., Class A†	43,760
385	BRP, Inc.†	23,716
2,002	Cameco Corp.	53,132
1,985	Canaccord Genuity Group, Inc.	9,728
400	Canada Goose Holdings, Inc.*	6,087
2,002	Canadian Imperial Bank of Commerce	87,608
6,070	Canadian Imperial Bank of Commerce†	265,676
3,208	Canadian National Railway Co.	346,451
10,892	Canadian Natural Resources Ltd.	507,008
2,700	Canadian Pacific Railway Ltd.	180,235
784	Canadian Tire Corp. Ltd., Class A	83,460
1,300	Canadian Utilities Ltd., Class A†	33,814
1,880	Canadian Western Bank†	30,609
1,876	Canfor Corp.*,†	27,311
700	Canopy Growth Corp.*,†	1,911
1,494	Capital Power Corp.	50,725

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Canada (Continued)
4,800	Capstone Copper Corp.*,†	$11,328
3,000	Cardinal Energy Ltd.†	15,420
3,900	Cascades, Inc.†	22,700
1,124	CCL Industries, Inc., Class B†	54,485
2,966	Celestica, Inc.*,†	24,993
6,625	Cenovus Energy, Inc.	101,772
7,215	Cenovus Energy, Inc.	110,895
5,235	Centerra Gold, Inc.	23,042
9,000	CES Energy Solutions Corp.†	14,203
1,621	CGI, Inc.*	122,031
2,739	CI Financial Corp.	26,253
900	Cineplex, Inc.*,†	5,929
440	Cogeco Communications, Inc.†	22,969
300	Cogeco, Inc.†	11,967
325	Colliers International Group, Inc.†	29,784
2,500	Computer Modelling Group Ltd.†	9,194
122	Constellation Software, Inc.	169,758
4,700	Converge Technology Solutions Corp.*	22,354
5,812	Corus Entertainment, Inc., Class B†	9,930
10,298	Crescent Point Energy Corp.	63,436
3,354	Crescent Point Energy Corp.	20,639
4,900	Crew Energy, Inc.*	18,268
7,600	Denison Mines Corp.*,†	8,858
322	Descartes Systems Group, Inc.*	20,457
1,840	Dollarama, Inc.	105,630
1,821	Dorel Industries, Inc., Class B†	6,262
1,100	DREAM Unlimited Corp., Class A†	19,590
6,100	Dundee Precious Metals, Inc.	27,114
4,100	ECN Capital Corp.†	13,564
3,501	Eldorado Gold Corp.*,†	21,163
8,020	Element Fleet Management Corp.	94,636
2,163	Emera, Inc.†	87,516
2,038	Empire Co. Ltd., Class A	50,694
5,387	Enbridge, Inc.	199,858
5,120	Enbridge, Inc.	189,848
2,415	Endeavour Mining PLC	44,546
2,894	Endeavour Silver Corp.*	8,740
2,494	Enerflex Ltd.	10,706
3,834	Enerplus Corp.†	54,290
882	Enghouse Systems Ltd.†	18,517
7,100	Ensign Energy Services, Inc.*	11,616
500	EQB, Inc.	16,810
1,697	Equinox Gold Corp.*	6,194
700	ERO Copper Corp.*,†	7,738
700	Exchange Income Corp.†	21,000
4,400	Extendicare, Inc.†	21,628
216	Fairfax Financial Holdings Ltd.	98,651
2,600	Fiera Capital Corp.†	16,356
3,498	Finning International, Inc.†	61,484
2,505	First Majestic Silver Corp.†	19,088
400	First National Financial Corp.†	10,427
5,971	First Quantum Minerals Ltd.	101,365
347	FirstService Corp.	41,305
3,101	Fortis, Inc.	117,813

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Canada (Continued)
300	Fortis, Inc.	$11,397
10,041	Fortuna Silver Mines, Inc.*,†	25,151
206	Franco-Nevada Corp.	24,606
400	Franco-Nevada Corp.	47,792
3,500	Freehold Royalties Ltd.†	36,435
2,000	Frontera Energy Corp.*	14,493
645	George Weston Ltd.	67,533
700	GFL Environmental, Inc.	17,703
2,300	Gibson Energy, Inc.†	36,581
571	Gildan Activewear, Inc.	16,142
1,038	Gildan Activewear, Inc.†	29,344
5,700	Gran Tierra Energy, Inc.*	6,974
1,406	Great-West Lifeco, Inc.	30,352
1,700	Home Capital Group, Inc.†	33,844
7,321	Hudbay Minerals, Inc.†	29,467
2,098	Hydro One Ltd.#,†	51,305
1,352	iA Financial Corp., Inc.	68,699
3,400	IAMGOLD Corp.*,†	3,667
511	IGM Financial, Inc.†	12,733
800	Imperial Oil Ltd.†	34,639
1,100	Imperial Oil Ltd.	47,597
1,017	Innergex Renewable Energy, Inc.	12,803
988	Intact Financial Corp.†	139,823
1,545	Interfor Corp.*	27,045
1,600	Invesque, Inc.*,†	1,664
3,868	Ivanhoe Mines Ltd., Class A*,†	24,893
700	Jamieson Wellness, Inc.#	16,981
500	K-Bro Linen, Inc.†	10,204
2,067	Karora Resources, Inc.*	4,265
7,152	Kelt Exploration Ltd.*,†	26,975
1,948	Keyera Corp.†	40,106
11,598	Kinross Gold Corp.†	43,660
3,700	Knight Therapeutics, Inc.*	14,223
600	Labrador Iron Ore Royalty Corp.†	12,557
200	Lassonde Industries, Inc., Class A†	15,743
800	Laurentian Bank of Canada†	17,154
1,700	Leon's Furniture Ltd.	19,691
1,110	Lightspeed Commerce, Inc.*,†	19,514
889	Linamar Corp.	34,631
1,161	Loblaw Cos. Ltd.†	91,932
8,900	Lucara Diamond Corp.*,†	3,544
1,300	Lundin Gold, Inc.	9,035
13,050	Lundin Mining Corp.	65,942
725	MAG Silver Corp.*	9,048
409	Magna International, Inc.	19,395
3,572	Magna International, Inc.	169,452
4,800	Major Drilling Group International, Inc.*	28,876
4,473	Manulife Financial Corp.	70,092
8,035	Manulife Financial Corp.	126,108
1,530	Maple Leaf Foods, Inc.†	22,861
1,800	Martinrea International, Inc.	11,141
1,895	Medical Facilities Corp.	14,720
6,400	MEG Energy Corp.*	71,628
1,000	Methanex Corp.	31,853

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Canada (Continued)
1,782	Metro, Inc.†	$89,232
470	MTY Food Group, Inc.†	19,397
2,700	Mullen Group Ltd.†	27,834
3,340	National Bank of Canada	209,344
14,800	New Gold, Inc.*	13,178
1,740	NFI Group, Inc.†	15,292
721	North American Construction Group Ltd.†	6,885
1,126	North West Co., Inc.†	26,076
2,512	Northland Power, Inc.†	73,559
554	Nutrien Ltd.	46,202
4,599	Nutrien Ltd.	383,465
2,800	NuVista Energy Ltd.*,†	19,885
18,600	OceanaGold Corp.*	30,296
1,293	Onex Corp.†	59,308
2,115	Open Text Corp.	55,901
1,848	Osisko Gold Royalties Ltd.	18,823
3,213	Osisko Mining, Inc.*	7,187
3,696	Pan American Silver Corp.	58,757
1,300	Paramount Resources Ltd., Class A†	22,963
2,849	Parex Resources, Inc.†	41,600
700	Park Lawn Corp.†	12,197
2,535	Parkland Corp.†	54,321
1,760	Pason Systems, Inc.	16,844
1,360	Pembina Pipeline Corp.†	41,311
1,424	Pembina Pipeline Corp.†	43,247
4,630	Peyto Exploration & Development Corp.†	36,937
2,600	PrairieSky Royalty Ltd.†	33,522
280	Precision Drilling Corp.*	14,175
500	Premium Brands Holdings Corp.†	30,767
1,959	Primo Water Corp.	24,563
1,764	Quebecor, Inc., Class B	32,525
1,200	Real Matters, Inc.*,†	4,126
700	Recipe Unlimited Corp.*	10,449
400	Restaurant Brands International, Inc.	21,272
1,500	Restaurant Brands International, Inc.	79,792
745	Richelieu Hardware Ltd.†	20,672
889	Ritchie Bros Auctioneers, Inc.	55,547
500	Rogers Communications, Inc., Class B	19,270
2,704	Rogers Communications, Inc., Class B	104,159
5,300	Rogers Sugar, Inc.†	23,712
12,544	Royal Bank of Canada	1,129,400
1,740	Russel Metals, Inc.†	32,373
2,900	Sandstorm Gold Ltd.	14,993
1,304	Saputo, Inc.†	31,086
1,585	Savaria Corp.†	15,835
107	Seabridge Gold, Inc.*	1,270
800	Seabridge Gold, Inc.*	9,515
4,547	Secure Energy Services, Inc.	18,993
4,613	Shaw Communications, Inc., Class B	112,173
1,968	ShawCor Ltd.*	12,167
1,400	Shopify, Inc., Class A*	37,692
1,794	Sienna Senior Living, Inc.†	15,299
300	Sierra Wireless, Inc.*	9,132
1,359	Sleep Country Canada Holdings, Inc.#,†	24,074

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Canada (Continued)
1,519	SNC-Lavalin Group, Inc.†	$25,292
400	Spin Master Corp.#	12,037
4,381	SSR Mining, Inc.†	64,414
1,100	Stantec, Inc.†	48,241
700	Stelco Holdings, Inc.†	17,437
1,100	Stella-Jones, Inc.†	30,881
3,700	Sun Life Financial, Inc.	147,112
999	Sun Life Financial, Inc.	39,726
11,106	Suncor Energy, Inc.	312,634
7,810	Suncor Energy, Inc.	219,936
3,579	Superior Plus Corp.†	25,961
1,699	Surge Energy, Inc.†	9,606
10,300	Tamarack Valley Energy Ltd.†	28,260
4,400	Taseko Mines Ltd.*	5,016
2,442	TC Energy Corp.†	98,362
1,164	TC Energy Corp.	46,898
4,037	Teck Resources Ltd., Class B	122,765
2,972	Teck Resources Ltd., Class B	90,385
251	TELUS Corp.	4,984
850	TELUS International CDA, Inc.*	22,251
840	TFI International, Inc.	76,019
261	Thomson Reuters Corp.	26,784
287	Thomson Reuters Corp.	29,461
3,200	Timbercreek Financial Corp.†	17,606
498	TMX Group Ltd.	45,807
2,171	Torex Gold Resources, Inc.*	15,669
639	Toromont Industries Ltd.†	44,483
10,199	Toronto-Dominion Bank	625,518
3,878	Tourmaline Oil Corp.	201,543
6,038	TransAlta Corp.†	53,371
2,812	TransAlta Renewables, Inc.†	29,762
2,100	Transcontinental, Inc., Class A†	24,461
12,242	Trican Well Service Ltd.*	25,435
3,001	Tricon Residential, Inc.	25,962
496	Trisura Group Ltd.*	11,996
1,570	Turquoise Hill Resources Ltd.*	46,486
1,000	Uni-Select, Inc.*	26,409
1,200	Vermilion Energy, Inc.†	25,704
2,344	Vermilion Energy, Inc.	50,177
1,800	Wajax Corp.	24,237
800	Waste Connections, Inc.	108,104
272	Waste Connections, Inc.†	36,753
2,200	Wesdome Gold Mines Ltd.*	14,875
870	West Fraser Timber Co. Ltd.	62,938
12,500	Western Forest Products, Inc.	11,945
1,100	Westshore Terminals Investment Corp.†	21,118
1,543	Wheaton Precious Metals Corp.†	49,964
12,563	Whitecap Resources, Inc.	79,488
400	Winpak Ltd.†	13,010
752	WSP Global, Inc.	82,813

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Canada (Continued)
16,121	Yamana Gold, Inc.	$72,940
		15,430,931
	China—0.0%
4,100	BOC Aviation Ltd.#,§	28,904

	Denmark—1.6%
2,040	ALK-Abello AS*,§	32,091
24,690	Alm Brand AS§	30,106
827	Ambu AS, Class B§	7,146
29	AP Moller - Maersk AS, Class A§	51,106
30	AP Moller - Maersk AS, Class B§	54,343
2,721	Bang & Olufsen AS*,§	3,251
713	Bavarian Nordic AS*,§	20,800
716	Carlsberg AS, Class B§	83,543
106	Chemometec AS§	8,002
646	Chr Hansen Holding AS§	31,666
730	Coloplast AS, Class B§	73,803
805	D/S Norden AS§	33,621
4,232	Danske Bank AS*,§	52,373
1,139	Demant AS*,§	28,068
778	Dfds AS§	20,143
68	Drilling Company of 1972 AS*,§	3,250
1,178	DSV AS§	136,537
1,244	FLSmidth & Co. AS§	26,817
330	Genmab AS*,§	106,372
1,611	GN Store Nord AS§	28,063
3,855	H Lundbeck AS§	12,214
818	H+H International AS, Class B*,§	10,791
3,142	ISS AS*,§	48,114
958	Jyske Bank AS, Registered*,§	49,425
1,970	Matas AS§	17,497
432	Netcompany Group AS*,#,§	14,402
266	Nilfisk Holding AS*,§	4,619
742	NKT AS*,§	34,834
362	NNIT AS*,#,§	2,505
12,082	Novo Nordisk AS, Class B§	1,204,261
1,357	Novozymes AS, Class B§	67,683
218	NTG Nordic Transport Group AS*,§	5,411
1,034	Orsted AS#,§	82,278
1,564	Pandora AS§	72,847
376	Per Aarsleff Holding AS§	9,233
576	Ringkjoebing Landbobank AS§	61,030
80	ROCKWOOl AS, Class A§	12,639
137	ROCKWOOl AS, Class B§	21,477
980	Royal Unibrew AS§	63,423
1,644	Scandinavian Tobacco Group AS, Class A#,§	23,721
336	Schouw & Co. AS§	19,609
664	SimCorp AS§	37,172
105	Solar AS, Class B§	6,856
1,256	Spar Nord Bank AS§	13,995
1,121	Sydbank AS§	30,691
676	Topdanmark AS§	31,608
1,813	Tryg AS§	37,260

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Denmark (Continued)
4,688	Vestas Wind Systems AS§	$85,949
615	Zealand Pharma AS*,§	13,867
		2,926,512
	Finland—0.9%
844	Cargotec Oyj, Class B§	25,408
2,048	Caverion Oyj§	8,588
1,387	Elisa Oyj§	62,902
25,135	Finnair Oyj*,†,§	8,699
945	Fiskars Oyj Abp§	13,707
2,973	Fortum Oyj§	39,961
1,326	Huhtamaki Oyj§	42,272
3,680	Kemira Oyj§	40,560
1,396	Kesko Oyj, Class A†,§	25,167
3,759	Kesko Oyj, Class B§	69,851
2,038	Kojamo Oyj§	25,900
2,164	Kone Oyj, Class B§	83,333
1,119	Konecranes Oyj§	22,170
1,919	Lassila & Tikanoja Oyj†,§	18,650
560	Marimekko Oyj§	4,751
3,137	Metsa Board Oyj, Class B§	22,700
6,084	Metso Outotec Oyj§	40,317
705	Musti Group Oyj*,§	12,212
2,731	Neste Oyj§	118,446
21,352	Nokia Oyj, ADR	91,173
3,005	Nokian Renkaat Oyj§	28,849
16,219	Nordea Bank Abp§	138,767
281	Olvi Oyj, Class A§	8,670
7,100	Oriola Oyj, Class B§	12,424
727	Orion Oyj, Class A§	30,973
1,150	Orion Oyj, Class B§	48,471
14,814	Outokumpu Oyj§	50,950
7,476	Raisio Oyj , Class V§	13,800
667	Revenio Group Oyj§	24,780
3,821	Sampo Oyj, Class A§	163,071
5,236	Stora Enso Oyj, Class R§	66,779
1,519	Terveystalo Oyj#,†,§	12,287
1,860	TietoEVRY Oyj†,§	41,951
1,633	Tokmanni Group Corp.§	17,776
3,581	UPM-Kymmene Oyj§	113,795
775	Uponor Oyj§	10,176
559	Vaisala Oyj, Class A§	20,525
1,959	Valmet Oyj§	39,509
3,925	Wartsila Oyj Abp†,§	25,007
6,293	YIT Oyj†,§	17,690
		1,663,017
	France—5.5%
1,513	ABC arbitrage§	9,474
1,476	Accor SA*,§	30,817
162	Aeroports de Paris*,§	18,659
9,718	Air France-KLM*,§	12,148
1,832	Air Liquide SA§	208,604
3,475	Airbus SE§	300,213

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	France (Continued)
660	ALD SA#,†,§	$6,046
2,461	Alstom SA§	39,573
397	Alten SA§	43,466
514	Amundi SA#,§	21,313
1,002	Arkema SA§	73,080
820	Atos SE*,†,§	6,420
368	Aubay§	15,723
8,844	AXA SA§	193,637
1,320	Beneteau SA§	13,535
340	BioMerieux§	26,791
5,090	BNP Paribas SA§	214,886
5,145	Bollore SE§	23,537
541	Bonduelle SCA§	5,970
3,865	Bouygues SA†,§	100,688
2,700	Bureau Veritas SA§	60,297
854	Capgemini SE§	136,478
7,004	Carrefour SA§	97,032
461	Casino Guichard Perrachon SA*,†,§	4,293
20,011	CGG SA*,§	13,844
474	Chargeurs SA†,§	5,467
4,104	Cie de Saint-Gobain§	146,364
834	Cie des Alpes*,§	10,043
8,132	Cie Generale des Etablissements Michelin SCA§	181,172
1,245	Cie Plastic Omnium SA§	16,235
2,606	Coface SA§	24,903
7,672	Credit Agricole SA§	61,773
2,234	Danone SA§	105,259
150	Dassault Aviation SA§	17,036
1,755	Dassault Systemes SE§	60,326
3,271	Derichebourg SA§	12,975
2,080	Edenred§	95,603
1,244	Eiffage SA§	99,585
4,023	Electricite de France SA§	46,841
1,532	Elior Group SA*,#,†,§	2,763
5,099	Elis SA§	51,379
16,086	Engie SA§	184,568
228	Eramet SA§	18,012
997	EssilorLuxottica SA§	135,089
4,202	Etablissements Maurel et Prom SA§	16,330
654	Eurazeo SE§	34,148
216	Euroapi SA*,§	3,596
1,263	Eurofins Scientific SE§	74,894
820	Euronext NV#,§	51,888
4,666	Eutelsat Communications SA§	36,118
2,461	Faurecia SE*,§	26,294
496	Faurecia SE*,§	5,260
539	Fnac Darty SA§	14,867
451	Gaztransport Et Technigaz SA§	49,897
2,345	Getlink SE§	36,346
183	Hermes International§	215,090
77	ID Logistics Group*,§	18,897
743	Imerys SA§	22,446
632	Ipsen SA§	58,369
810	IPSOS§	36,041

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	France (Continued)
530	Jacquet Metals SACA§	$6,592
1,625	JCDecaux SA*,§	19,132
685	Kaufman & Broad SA†,§	13,428
568	Kering SA§	251,180
1,540	Korian SA§	15,675
1,149	L'Oreal SA§	365,862
1,095	La Francaise des Jeux SAEM#,§	32,400
454	Lectra§	12,611
1,514	Legrand SA§	97,818
1,783	LVMH Moet Hennessy Louis Vuitton SE§	1,048,110
971	Maisons du Monde SA#,†,§	7,566
444	Mersen SA§	12,269
529	Metropole Television SA†,§	6,400
554	Neoen SA#,§	18,437
594	Nexans SA§	52,594
1,338	Nexity SA§	26,988
26,025	Orange SA§	235,337
676	Orpea SA*,†,§	7,323
674	Pernod-Ricard SA§	123,196
1,901	Publicis Groupe SA§	89,951
993	Quadient SA§	13,727
204	Remy Cointreau SA†,§	33,809
2,121	Renault SA*,§	56,967
4,680	Rexel SA*,§	69,608
931	Rothschild & Co.§	30,465
995	Rubis SCA§	20,591
738	Safran SA§	67,102
3,472	Sanofi§	264,984
174	Sartorius Stedim Biotech§	53,191
200	Savencia SA§	9,993
2,771	Schneider Electric SE§	310,881
2,906	SCOR SE§	42,105
432	SEB SA†,§	27,096
7,893	SES SA§	43,255
411	Societe BIC SA§	26,110
7,241	Societe Generale SA§	143,670
106	Societe LDC SA§	9,639
302	Societe pour l'Informatique Industrielle†,§	12,727
794	Sodexo SA§	59,716
185	SOITEC*,§	21,015
109	Somfy SA§	10,162
344	Sopra Steria Group SACA§	43,339
2,556	SPIE SA§	53,416
130	Stef SA§	9,472
3,434	STMicroelectronics NV§	105,955
1,124	STMicroelectronics NV	34,777
218	Sword Group§	7,774
4,532	Technicolor Creative Studios SA*	8,661
2,982	Technip Energies NV§	33,744
404	Teleperformance§	102,067
2,268	Television Francaise 1§	12,987
936	Thales SA§	103,241
99	Thermador Groupe§	6,568
491	Tikehau Capital SCA†,§	11,896

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	France (Continued)
28,588	TotalEnergies SE§	$1,345,635
198	Trigano SA§	17,370
2,151	Ubisoft Entertainment SA*,§	59,055
5,801	Valeo SA§	87,191
1,461	Vallourec SA*,§	14,083
4,532	Vantiva SA*,§	4,523
4,260	Veolia Environnement SA§	80,826
1,229	Verallia SA#,§	27,553
436	Vicat SA§	9,797
86	Vilmorin & Cie SA§	3,369
2,983	Vinci SA§	239,611
95	Virbac SA§	24,682
6,270	Vivendi SE§	48,598
385	Wavestone§	16,510
1,633	Worldline SA*,#,§	63,859
1,412	X-Fab Silicon Foundries SE*,#,§	7,036
		10,005,675
	Germany—4.3%
696	1&1 AG§	9,253
1,887	Aareal Bank AG*,§	59,563
79	Adesso SE§	8,005
1,004	adidas AG§	116,515
434	AIXTRON SE§	10,494
2,007	Allianz SE, Registered§	317,609
52	Amadeus Fire AG§	4,289
10,081	Aroundtown SA§	22,244
90	Atoss Software AG§	10,040
408	Aurubis AG§	21,553
1,862	Auto1 Group SE*,#,§	11,718
10,009	BASF SE§	387,887
546	Basler AG§	12,444
461	Bauer AG*,§	2,889
9,175	Bayer AG, Registered§	423,407
2,163	Bayerische Motoren Werke AG§	147,882
474	BayWa AG§	19,018
1,075	Bechtle AG§	39,113
775	Befesa SA#,§	23,641
431	Beiersdorf AG§	42,650
1,136	Bilfinger SE§	28,684
1,628	Borussia Dortmund GmbH & Co. KGaA*,§	5,297
1,982	Brenntag SE§	120,942
603	CANCOM SE§	14,375
309	Carl Zeiss Meditec AG, Bearer Shares§	32,540
3,791	CECONOMY AG§	4,452
159	Cewe Stiftung & Co. KGAA§	11,534
15,207	Commerzbank AG*,§	109,111
270	CompuGroup Medical SE & Co. KgaA§	9,357
1,349	Continental AG§	60,609
3,156	Covestro AG#,§	91,246
1,025	CropEnergies AG§	12,326
709	CTS Eventim AG & Co. KGaA*,§	29,550
4,833	Daimler Truck Holding AG*,§	110,608
722	Delivery Hero SE*,#,§	26,738

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Germany (Continued)
182	Dermapharm Holding SE§	$6,660
1,382	Deutsche Bank AG, Registered	10,227
11,171	Deutsche Bank AG, Registered§	83,555
730	Deutsche Beteiligungs AG§	15,415
716	Deutsche Boerse AG§	117,880
6,296	Deutsche Lufthansa AG, Registered*,§	36,318
3,746	Deutsche Pfandbriefbank AG#,§	25,937
7,000	Deutsche Post AG, Registered§	212,999
38,581	Deutsche Telekom AG, Registered§	661,358
667	Deutsche Wohnen SE§	12,730
3,473	Deutz AG§	10,825
889	Duerr AG§	18,616
364	DWS Group GmbH & Co. KGaA#,§	8,705
29,223	E.ON SE§	226,168
465	Eckert & Ziegler Strahlen- und Medizintechnik AG§	15,544
185	Elmos Semiconductor SE§	7,020
1,130	Encavis AG§	20,510
101	Energiekontor AG§	8,273
1,524	Evonik Industries AG§	25,699
334	Fielmann AG§	10,769
472	flatexDEGIRO AG*,§	4,264
479	Fraport AG Frankfurt Airport Services Worldwide*,§	17,402
2,143	Freenet AG§	40,885
2,486	Fresenius Medical Care AG & Co. KGaA§	70,660
4,056	Fresenius SE & Co. KGaA§	86,877
496	FUCHS PETROLUB SE§	10,974
1,192	GEA Group AG§	38,979
652	Gerresheimer AG§	32,017
287	Gesco AG§	6,141
455	GFT Technologies SE§	13,712
1,489	Grand City Properties SA§	14,853
738	Hamburger Hafen und Logistik AG§	8,054
336	Hannover Rueck SE§	50,745
243	Hapag-Lloyd AG#,§	41,484
1,959	HeidelbergCement AG§	78,471
6,593	Heidelberger Druckmaschinen AG*,§	7,512
1,677	HelloFresh SE*,§	35,400
462	Henkel AG & Co. KGaA§	26,370
760	Hensoldt AG§	15,265
222	HOCHTIEF AG	10,465
322	Hornbach Holding AG & Co. KGaA§	20,304
1,048	HUGO BOSS AG§	49,313
38	Hypoport SE*,§	3,370
721	Indus Holding AG§	12,838
7,674	Infineon Technologies AG§	170,060
790	Instone Real Estate Group SE#,§	6,576
788	Jenoptik AG§	15,583
268	JOST Werke AG#,§	9,308
5,497	K&S AG, Registered§	104,592
828	KION Group AG§	16,045
2,961	Kloeckner & Co. SE§	22,881
571	Knorr-Bremse AG§	24,756
434	Koenig & Bauer AG*,§	4,836
959	Kontron AG§	13,714

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Germany (Continued)
326	Krones AG§	$29,001
131	KWS Saat SE & Co. KGaA§	7,272
1,173	LANXESS AG§	34,350
698	LEG Immobilien SE§	41,999
9,184	Mercedes-Benz Group AG§	469,648
472	Merck KGaA§	77,032
3,251	METRO AG*,§	22,815
2,085	MLP SE§	10,612
279	MTU Aero Engines AG§	42,102
517	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered§	125,056
147	Nagarro SE*,§	13,047
537	Nemetschek SE§	25,859
33	New Work SE§	3,950
188	Nexus AG§	8,795
1,438	Nordex SE*,§	11,474
1,039	Norma Group SE§	14,077
390	OHB SE§	11,622
471	PATRIZIA SE§	4,867
53	Pfeiffer Vacuum Technology AG§	6,565
2,884	ProSiebenSat.1 Media SE§	20,688
962	Puma SE§	45,039
458	PVA TePla AG*,§	6,620
1,192	QIAGEN NV*,§	50,161
401	QIAGEN NV*	16,553
51	Rational AG§	24,909
606	Rheinmetall AG§	93,865
641	RTL Group SA*,§	20,388
5,816	RWE AG§	213,998
1,686	SAF-Holland SE§	10,114
523	Salzgitter AG§	10,011
2,136	SAP SE§	176,081
826	Scout24 SE#,§	41,856
25	Secunet Security Networks AG§	4,511
2,542	SGL Carbon SE*,§	14,930
3,808	Siemens AG, Registered§	376,891
2,640	Siemens Energy AG*,§	29,386
853	Siemens Healthineers AG#,§	36,949
279	Siltronic AG§	15,857
337	Sixt SE§	27,012
435	Software AG§	10,052
638	Stabilus SE§	28,244
286	STRATEC SE§	22,869
324	Stroeer SE & Co. KGaA§	12,204
1,626	Suedzucker AG§	19,733
643	Symrise AG§	63,272
1,057	Synlab AG	13,293
2,135	TAG Immobilien AG§	17,200
1,202	Takkt AG§	11,139
315	Talanx AG*,§	11,245
1,776	TeamViewer AG*,#,§	13,933
420	Technotrans SE§	10,251
21,504	Telefonica Deutschland Holding AG§	43,552
8,985	thyssenkrupp AG*,§	38,391
2,447	United Internet AG, Registered§	46,153

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Germany (Continued)
426	VERBIO Vereinigte BioEnergie AG§	$25,122
622	Vitesco Technologies Group AG, Class A*,§	30,471
542	Volkswagen AG§	89,333
4,905	Vonovia SE§	106,751
257	Vossloh AG§	7,860
236	Wacker Chemie AG§	24,418
904	Wacker Neuson SE§	11,915
209	Washtec AG§	6,629
959	Wuestenrot & Wuerttembergische AG§	12,787
714	Zalando SE*,#,§	14,157
117	Zeal Network SE§	3,021
		7,867,454
	Hong Kong—1.7%
89,200	AIA Group Ltd.§	740,588
5,700	ASMPT Ltd.§	34,313
9,681	Bank of East Asia Ltd.§	10,567
21,000	BOC Hong Kong Holdings Ltd.§	69,427
9,600	Budweiser Brewing Co. APAC Ltd.#,§	25,022
10,000	Cafe de Coral Holdings Ltd.§	12,366
26,181	Cathay Pacific Airways Ltd.*,§	27,440
15,000	Chow Sang Sang Holdings International Ltd.§	15,249
20,400	Chow Tai Fook Jewellery Group Ltd.§	38,193
56,000	CITIC Telecom International Holdings Ltd.§	18,122
10,906	CK Asset Holdings Ltd.§	65,442
14,500	CK Hutchison Holdings Ltd.§	79,627
6,000	CK Infrastructure Holdings Ltd.§	30,613
11,000	CLP Holdings Ltd.§	82,892
6,000	Dah Sing Banking Group Ltd.§	3,953
4,800	Dah Sing Financial Holdings Ltd.§	10,889
16,000	EC Healthcare§	9,920
78,750	Esprit Holdings Ltd.*,§	7,401
7,400	ESR Group Ltd.#,§	18,666
61,642	Far East Consortium International Ltd.§	13,805
58,000	First Pacific Co. Ltd.§	17,634
5,000	Galaxy Entertainment Group Ltd.§	29,194
40,000	Giordano International Ltd.§	7,134
7,361	Great Eagle Holdings Ltd.§	13,722
142,000	Guotai Junan International Holdings Ltd.§	10,492
118,800	Haitong International Securities Group Ltd.*,§	10,093
8,000	Hang Lung Group Ltd.§	12,910
23,000	Hang Lung Properties Ltd.§	37,545
3,600	Hang Seng Bank Ltd.§	54,401
8,500	Henderson Land Development Co. Ltd.§	23,725
24,500	HK Electric Investments & HK Electric Investments Ltd.§	17,172
7,500	HKBN Ltd.§	5,817
19,200	HKR International Ltd.§	5,425
56,000	HKT Trust & HKT Ltd.§	65,497
59,457	Hong Kong & China Gas Co. Ltd.§	52,231
7,706	Hong Kong Exchanges & Clearing Ltd.§	261,643
19,000	Hong Kong Technology Venture Co. Ltd.§	11,571
14,179	Hongkong & Shanghai Hotels Ltd.*,§	12,259
50,000	Hutchison Telecommunications Hong Kong Holdings Ltd.§	7,317
9,000	Hysan Development Co. Ltd.§	22,665

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Hong Kong (Continued)
41,000	IGG, Inc.*,§	$12,541
5,602	Johnson Electric Holdings Ltd.§	5,572
37,000	K Wah International Holdings Ltd.§	11,491
7,000	Kerry Logistics Network Ltd.§	11,183
6,000	Kerry Properties Ltd.§	11,334
9,000	Kowloon Development Co. Ltd.§	10,399
5,750	L'Occitane International SA§	17,302
38,400	Landing International Development Ltd.*,§	832
15,500	Lifestyle International Holdings Ltd.*,§	8,961
6,000	Luk Fook Holdings International Ltd.§	14,070
26,800	Man Wah Holdings Ltd.§	16,924
480,000	Mason Group Holdings Ltd.*,§	1,474
11,000	Melco International Development Ltd.*,§	8,470
6,185	MTR Corp. Ltd.§	28,303
10,094	NagaCorp Ltd.*,§	6,626
14,000	New World Development Co. Ltd.§	39,557
44,000	NewOcean Energy Holdings Ltd.*,§	164
38,000	NWS Holdings Ltd.§	34,320
1,500	Orient Overseas International Ltd.§	26,161
115,000	Pacific Basin Shipping Ltd.§	35,619
7,128	Pacific Century Premium Developments Ltd.*,§	307
29,000	Pacific Textiles Holdings Ltd.§	9,046
59,789	PCCW Ltd.§	27,010
10,000	Power Assets Holdings Ltd.§	49,981
4,800	PRADA SpA§	22,035
15,600	Samsonite International SA*,#,§	37,443
9,600	Sands China Ltd.*,§	23,768
12,000	Shangri-La Asia Ltd.*,§	8,327
100,000	Shun Tak Holdings Ltd.*,§	13,908
138,000	Singamas Container Holdings Ltd.§	10,513
42,027	Sino Land Co. Ltd.§	55,307
13,000	SITC International Holdings Co. Ltd.§	23,809
31,250	SJM Holdings Ltd.*,§	11,620
13,500	SmarTone Telecommunications Holdings Ltd.§	7,065
11,500	Stella International Holdings Ltd.§	11,404
31,000	Sun Hung Kai & Co. Ltd.§	11,167
7,000	Sun Hung Kai Properties Ltd.§	76,966
27,000	SUNeVision Holdings Ltd.§	14,276
4,500	Swire Pacific Ltd., Class A§	33,582
15,000	Swire Pacific Ltd., Class B§	17,504
6,200	Swire Properties Ltd.§	13,323
11,000	Techtronic Industries Co. Ltd.§	103,922
12,000	Television Broadcasts Ltd.*,§	5,294
7,600	Transport International Holdings Ltd.§	9,244
30,000	United Laboratories International Holdings Ltd.§	12,473
32,000	Value Partners Group Ltd.§	7,566
12,000	Vitasoy International Holdings Ltd.*,§	14,915
24,000	VSTECS Holdings Ltd.§	13,323
3,500	VTech Holdings Ltd.§	20,001
135,326	WH Group Ltd.#,§	85,126
11,000	Wharf Real Estate Investment Co. Ltd.§	49,676
27,000	Xinyi Glass Holdings Ltd.§	39,107
14,500	Yue Yuen Industrial Holdings Ltd.§	18,546

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Value (Note 1)
	Hong Kong (Continued)
29,000	Zensun Enterprises Ltd.*,§	$5,985
		3,157,784
	Ireland—0.4%
12,093	AIB Group PLC†,§	29,126
12,674	Bank of Ireland Group PLC§	81,019
10,801	Cairn Homes PLC*,§	8,674
3,828	CRH PLC§	122,577
4,547	CRH PLC, ADR†	146,550
2,359	Dalata Hotel Group PLC*,§	6,441
782	Flutter Entertainment PLC*,§	85,429
3,602	Glanbia PLC§	41,371
7,929	Glenveagh Properties PLC*,#,§	6,909
1,946	Irish Continental Group PLC§	7,294
526	Kerry Group PLC, Class A§	46,729
1,303	Kingspan Group PLC§	58,218
3,377	Smurfit Kappa Group PLC§	95,405
		735,742
	Israel—0.9%
182	AFI Properties Ltd.§	6,477
734	Airport City Ltd.*,§	11,561
1,386	Alony Hetz Properties & Investments Ltd.§	16,507
160	Alrov Properties & Lodgings Ltd.§	9,554
2,317	Amot Investments Ltd.§	13,254
471	Ashtrom Group Ltd.§	9,875
1,425	AudioCodes Ltd.	31,079
2,639	Azorim-Investment Development & Construction Co. Ltd.§	9,083
154	Azrieli Group Ltd.§	10,491
8,099	Bank Hapoalim BM§	68,159
15,548	Bank Leumi Le-Israel BM§	132,390
22,557	Bezeq The Israeli Telecommunication Corp. Ltd.§	36,896
92	Big Shopping Centers Ltd.§	10,252
124	Blue Square Real Estate Ltd.§	7,504
63	Brack Capital Properties NV*,§	7,242
726	Camtek Ltd.*,§	16,666
2,356	Cellcom Israel Ltd.*,§	11,907
1,006	Clal Insurance Enterprises Holdings Ltd.*,§	17,140
66	Danel Adir Yeoshua Ltd.§	6,917
764	Delek Automotive Systems Ltd.§	10,336
153	Delek Group Ltd.*,§	24,225
611	Delta Galil Industries Ltd.§	28,101
96	Elbit Systems Ltd.†	18,256
30	Electra Ltd.§	16,762
986	Electra Real Estate Ltd.§	13,126
4,030	Energix-Renewable Energies Ltd.§	15,697
8,990	Enlight Renewable Energy Ltd.*,§	18,981
567	Equital Ltd.*,§	16,605
166	Fattal Holdings 1998 Ltd.*,§	16,071
699	First International Bank Of Israel Ltd.§	28,292
122	Formula Systems 1985 Ltd., ADR	9,858
294	Fox Wizel Ltd.§	32,984
1,517	Gav-Yam Lands Corp. Ltd.§	12,491
2,147	Harel Insurance Investments & Financial Services Ltd.§	18,844

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Value (Note 1)
	Israel (Continued)
313	Hilan Ltd.§	$16,702
5,268	ICL Group Ltd.§	42,220
275	IDI Insurance Co. Ltd.§	7,428
135	IES Holdings Ltd.§	10,059
2,482	Inrom Construction Industries Ltd.§	9,820
6,972	Isracard Ltd.§	19,123
2,814	Israel Canada T.R Ltd.§	9,387
10,322	Israel Discount Bank Ltd., Class A§	51,858
50	Isras Investment Co. Ltd.§	9,131
302	Kenon Holdings Ltd.§	10,328
325	M Yochananof & Sons Ltd.§	18,562
2,838	Magic Software Enterprises Ltd.	44,159
1,175	Matrix IT Ltd.§	26,538
1,507	Maytronics Ltd.§	18,571
252	Mega Or Holdings Ltd.§	7,359
298	Melisron Ltd.§	19,943
526	Menora Mivtachim Holdings Ltd.*,§	10,121
12,957	Migdal Insurance & Financial Holdings Ltd.§	17,267
8,220	Mivne Real Estate KD Ltd.§	24,079
1,207	Mizrahi Tefahot Bank Ltd.§	42,177
2,005	Naphtha Israel Petroleum Corp. Ltd.*,§	10,541
156	Nice Ltd.*,§	29,483
12	Nice Ltd., ADR*	2,259
130	Nova Ltd.*,§	11,074
70,417	Oil Refineries Ltd.§	24,005
1,226	One Software Technologies Ltd.§	18,481
1,134	OPC Energy Ltd.*,§	12,608
2,397	Partner Communications Co. Ltd.*,§	17,285
134	Paz Oil Co. Ltd.*,§	14,641
499	Perion Network Ltd.*,§	9,623
3,099	Phoenix Holdings Ltd.§	29,331
282	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.§	20,236
313	Scope Metals Group Ltd.§	13,595
1,415	Shapir Engineering and Industry Ltd.§	11,452
5,108	Shikun & Binui Ltd.*,§	20,679
2,661	Shufersal Ltd.§	16,483
700	Strauss Group Ltd.§	16,607
1,314	Summit Real Estate Holdings Ltd.§	18,321
67	Tadiran Group Ltd.§	9,371
526	Tera Light Ltd.*,§	936
5,001	Teva Pharmaceutical Industries Ltd., ADR*	40,358
862	Tower Semiconductor Ltd.*	37,876
171	YH Dimri Construction & Development Ltd.§	11,729
		1,525,389
	Italy—1.5%
23,194	A2A SpA†,§	22,484
1,164	ACEA SpA§	12,623
1,290	Amplifon SpA§	33,782
6,692	Anima Holding SpA#,§	18,973
7,433	Assicurazioni Generali SpA†,§	101,173
1,709	Azimut Holding SpA§	24,323
1,239	Banca Generali SpA†,§	34,277
801	Banca IFIS SpA§	8,827

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Value (Note 1)
	Italy (Continued)
2,201	Banca Mediolanum SpA§	$13,785
9,396	Banca Popolare di Sondrio SPA§	31,134
21,761	Banco BPM SpA†,§	56,584
2,332	BFF Bank SpA#,§	15,464
26,017	BPER Banca§	39,631
2,680	Brembo SpA§	22,083
732	Brunello Cucinelli SpA§	35,635
1,230	Buzzi Unicem SpA§	17,439
3,016	Cairo Communication SpA§	4,134
1,300	Carel Industries SpA#,§	24,293
27,159	CIR SpA-Compagnie Industriali*,§	10,486
7,842	CNH Industrial NV§	87,549
3,914	Credito Emiliano SpA§	22,051
51,958	d'Amico International Shipping SA*,§	12,040
660	Danieli & C Officine Meccaniche SpA†,§	11,149
3,500	Davide Campari-Milano NV§	31,046
432	De' Longhi SpA†,§	6,319
253	DiaSorin SpA†,§	28,271
3,319	Enav SpA*,#,§	12,091
43,401	Enel SpA§	177,858
26,813	Eni SpA†,§	284,853
806	ERG SpA§	22,159
741	Ferrari NV§	138,210
18,781	Fincantieri SpA*,†,§	8,503
4,611	FinecoBank Banca Fineco SpA§	56,674
725	Gruppo MutuiOnline SpA§	14,237
11,797	Hera SpA§	24,959
1,991	Infrastrutture Wireless Italiane SpA#,§	17,408
924	Interpump Group SpA§	29,888
76,753	Intesa Sanpaolo SpA§	126,329
9,018	Iren SpA§	11,859
7,345	Italgas SpA§	34,142
2,588	Iveco Group NV*,§	12,196
7,160	Leonardo SpA§	50,669
15,202	MediaForEurope NV, Class A§	4,481
8,088	MediaForEurope NV, Class B†,§	3,565
5,161	Mediobanca Banca di Credito Finanziario SpA§	40,347
1,242	Moncler SpA§	50,996
3,909	Nexi SpA*,#,†,§	31,565
9,750	OVS SpA#,†,§	16,252
7,136	Piaggio & C SpA†,§	14,411
8,299	Pirelli & C SpA#,§	27,003
3,814	Poste Italiane SpA#,§	28,808
1,584	Prysmian SpA§	45,371
2,926	RAI Way SpA#,§	13,399
1,030	Recordati Industria Chimica e Farmaceutica SpA§	37,837
272	Reply SpA§	28,375
514	Salvatore Ferragamo SpA†,§	7,202
10,551	Saras SpA*,§	10,054
103	Sesa SpA§	11,134
13,350	Snam SpA§	53,928
575	SOL SpA†,§	8,790
20,599	Stellantis NV§	243,248
3,313	Tamburi Investment Partners SpA§	21,258

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Value (Note 1)
	Italy (Continued)
2,650	Technogym SpA#,§	$16,462
151,273	Telecom Italia SpA*,§	28,078
1,807	Tenaris SA§	23,427
1,050	Tenaris SA, ADR	27,132
12,130	Terna - Rete Elettrica Nazionale§	73,894
514	Tod's SpA*,§	21,079
10,905	UniCredit SpA§	110,273
7,073	Unipol Gruppo SpA§	27,383
9,399	UnipolSai Assicurazioni SpA†,§	19,478
		2,792,820
	Japan—15.6%
1,200	77 Bank Ltd.§	14,791
600	ABC-Mart, Inc.§	25,860
4,900	Acom Co. Ltd.†,§	10,544
1,200	Adastria Co. Ltd.§	17,796
1,500	ADEKA Corp.†,§	22,456
1,200	Advantest Corp.§	55,768
3,600	Aeon Co. Ltd.§	67,342
1,100	Aeon Delight Co. Ltd.§	21,586
2,900	AEON Financial Service Co. Ltd.§	28,750
2,100	Aeon Mall Co. Ltd.§	23,246
2,300	AGC, Inc.§	71,488
1,300	Ai Holdings Corp.§	18,573
700	Aica Kogyo Co. Ltd.†,§	15,170
2,900	Aida Engineering Ltd.†,§	16,442
8,600	Aiful Corp.§	22,422
300	Ain Holdings, Inc.§	12,966
3,100	Air Water, Inc.§	36,660
1,500	Aisin Corp.†,§	38,529
2,900	Ajinomoto Co., Inc.§	79,008
1,200	Alconix Corp.§	10,929
1,400	Alfresa Holdings Corp.†,§	16,301
3,500	Alps Alpine Co. Ltd.†,§	25,363
2,700	Amada Co. Ltd.§	18,342
1,000	Amano Corp.§	16,824
1,600	ANA Holdings, Inc.*,§	30,095
1,500	Anritsu Corp.†,§	16,393
1,100	AOKI Holdings, Inc.†,§	5,383
900	Aoyama Trading Co. Ltd.§	5,683
1,800	Aozora Bank Ltd.†,§	32,142
500	Arata Corp.§	14,199
1,200	ARCLANDS Corp.§	11,978
1,000	Arcs Co. Ltd.§	14,244
400	Argo Graphics, Inc.§	10,008
1,400	Arisawa Manufacturing Co. Ltd.§	11,839
900	Aruhi Corp.†,§	8,557
200	As One Corp.†,§	8,227
1,800	Asahi Diamond Industrial Co. Ltd.§	8,918
3,100	Asahi Group Holdings Ltd.§	96,166
2,000	Asahi Holdings, Inc.†,§	28,098
1,600	Asahi Intecc Co. Ltd.§	25,316
15,000	Asahi Kasei Corp.§	99,205
700	ASAHI YUKIZAI Corp.§	10,652

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Value (Note 1)
	Japan (Continued)
2,100	Asics Corp.§	$33,462
1,400	ASKUL Corp.§	14,451
5,600	Astellas Pharma, Inc.§	74,023
1,600	Autobacs Seven Co. Ltd.§	15,441
800	Avex, Inc.†,§	8,531
800	Awa Bank Ltd.†,§	10,454
400	Axial Retailing, Inc.§	8,959
1,100	Azbil Corp.†,§	28,711
1,100	Bandai Namco Holdings, Inc.§	71,844
600	Bank of Kyoto Ltd.§	21,963
1,300	Bank of the Ryukyus Ltd.§	6,877
100	BayCurrent Consulting, Inc.§	25,688
300	Belc Co. Ltd.§	11,136
1,300	Bell System24 Holdings, Inc.§	12,419
1,300	Belluna Co. Ltd.†,§	6,249
1,000	Benefit One, Inc.§	13,843
800	Benesse Holdings, Inc.†,§	11,850
1,500	Bic Camera, Inc.†,§	12,775
900	BIPROGY, Inc.§	19,449
500	BML, Inc.§	11,279
6,000	Bridgestone Corp.§	193,960
4,000	Broadleaf Co. Ltd.†,§	13,848
2,700	Brother Industries Ltd.§	46,554
3,200	Bunka Shutter Co. Ltd.§	22,668
400	C Uyemura & Co. Ltd.§	16,812
1,700	Calbee, Inc.§	36,341
900	Canon Electronics, Inc.§	9,795
1,200	Canon Marketing Japan, Inc.§	26,570
5,200	Canon, Inc.§	113,410
1,600	Capcom Co. Ltd.§	40,004
2,700	Casio Computer Co. Ltd.†,§	23,735
600	Central Glass Co. Ltd.†,§	13,725
700	Central Japan Railway Co.§	82,005
3,700	Chiba Bank Ltd.§	19,923
7,600	Chiyoda Corp.*,†,§	20,047
600	Chofu Seisakusho Co. Ltd.§	8,469
3,800	Chubu Electric Power Co., Inc.†,§	34,167
700	Chudenko Corp.§	10,124
4,200	Chugai Pharmaceutical Co. Ltd.§	104,870
3,900	Chugoku Electric Power Co., Inc.§	19,673
2,300	Chugoku Marine Paints Ltd.†,§	14,146
5,400	Citizen Watch Co. Ltd.†,§	22,583
400	CKD Corp.§	4,761
2,600	Coca-Cola Bottlers Japan Holdings, Inc.§	25,266
600	Colowide Co. Ltd.†,§	7,700
900	COMSYS Holdings Corp.§	15,241
1,300	Comture Corp.†,§	20,374
8,000	Concordia Financial Group Ltd.§	24,734
1,200	Cosmo Energy Holdings Co. Ltd.§	30,783
200	Cosmos Pharmaceutical Corp.†,§	19,734
1,500	Create Restaurants Holdings, Inc.§	10,127
600	Create SD Holdings Co. Ltd.§	12,977
1,900	Credit Saison Co. Ltd.§	22,298
600	CTI Engineering Co. Ltd.§	11,778

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Value (Note 1)
	Japan (Continued)
3,600	CyberAgent, Inc.§	$29,985
1,700	Dai Nippon Printing Co. Ltd.§	33,923
500	Dai-Dan Co. Ltd.§	7,407
4,700	Dai-ichi Life Holdings, Inc.§	74,709
3,800	Daicel Corp.§	22,455
3,700	Daido Metal Co. Ltd.†,§	12,315
600	Daido Steel Co. Ltd.§	14,617
400	Daifuku Co. Ltd.§	18,796
500	Daihen Corp.§	12,746
700	Daiho Corp.†,§	20,118
300	Daiichi Jitsugyo Co. Ltd.§	7,975
2,700	Daiichi Sankyo Co. Ltd.§	75,106
1,200	Daikin Industries Ltd.§	185,424
1,400	Daikyonishikawa Corp.†,§	5,157
1,900	Daio Paper Corp.†,§	15,252
480	Daiseki Co. Ltd.§	14,645
400	Daishi Hokuetsu Financial Group, Inc.§	7,421
700	Daito Trust Construction Co. Ltd.§	65,729
5,300	Daiwa House Industry Co. Ltd.§	108,009
9,500	Daiwa Securities Group, Inc.†,§	37,224
2,500	Daiwabo Holdings Co. Ltd.§	32,244
2,200	DCM Holdings Co. Ltd.§	17,905
1,200	DeNA Co. Ltd.§	15,184
1,300	Denka Co. Ltd.§	28,573
2,300	Denso Corp.§	104,981
2,300	Dentsu Group, Inc.§	65,481
1,000	Dexerials Corp.†,§	22,526
1,200	DIC Corp.§	19,993
400	Digital Arts, Inc.§	17,199
300	Digital Garage, Inc.§	7,105
700	dip Corp.§	17,819
200	Disco Corp.§	43,583
1,800	DMG Mori Co. Ltd.§	20,360
1,100	Doutor Nichires Holdings Co. Ltd.§	13,211
1,100	Dowa Holdings Co. Ltd.§	39,309
600	DTS Corp.§	14,270
1,000	Duskin Co. Ltd.§	19,641
400	DyDo Group Holdings, Inc.†,§	13,258
1,100	Eagle Industry Co. Ltd.§	8,254
300	Earth Corp.§	10,716
1,900	East Japan Railway Co.§	97,541
1,400	Ebara Corp.§	45,385
2,100	EDION Corp.†,§	17,031
1,000	eGuarantee, Inc.§	17,274
500	Eiken Chemical Co. Ltd.§	6,211
900	Eisai Co. Ltd.§	48,275
300	Eizo Corp.§	7,536
600	Elecom Co. Ltd.†,§	5,997
1,700	Electric Power Development Co. Ltd.§	24,003
700	en-Japan, Inc.§	10,691
43,600	ENEOS Holdings, Inc.§	140,786
1,500	eRex Co. Ltd.§	28,967
1,000	Exedy Corp.§	11,363
1,000	EXEO Group, Inc.§	14,452

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Value (Note 1)
	Japan (Continued)
500	Ezaki Glico Co. Ltd.§	$12,324
900	Fancl Corp.§	17,908
700	FANUC Corp.§	96,837
300	Fast Retailing Co. Ltd.§	159,429
1,100	FCC Co. Ltd.§	10,055
1,100	Ferrotec Holdings Corp.†,§	17,813
1,300	Food & Life Cos. Ltd.§	19,840
900	Foster Electric Co. Ltd.§	4,621
800	FP Corp.†,§	19,519
1,100	Fudo Tetra Corp.§	11,208
1,600	Fuji Corp.§	20,777
1,000	Fuji Electric Co. Ltd.§	36,656
500	Fuji Kyuko Co. Ltd.§	14,813
1,600	Fuji Media Holdings, Inc.§	11,759
700	Fuji Oil Holdings, Inc.†,§	11,649
700	Fuji Seal International, Inc.†,§	7,413
500	Fuji Soft, Inc.§	28,174
400	Fujibo Holdings, Inc.§	9,038
700	Fujicco Co. Ltd.§	9,246
1,200	FUJIFILM Holdings Corp.§	54,913
4,100	Fujikura Ltd.*,§	24,473
300	Fujimi, Inc.§	12,574
500	Fujimori Kogyo Co. Ltd.†,§	11,032
600	Fujitsu General Ltd.†,§	12,492
1,200	Fujitsu Ltd.§	129,411
200	Fukuda Denshi Co. Ltd.§	9,924
2,200	Fukuoka Financial Group, Inc.§	39,040
500	Fukushima Galilei Co. Ltd.§	12,285
600	Fukuyama Transporting Co. Ltd.†,§	13,550
1,200	FULLCAST Holdings Co. Ltd.§	20,995
1,000	Funai Soken Holdings, Inc.§	16,996
900	Furukawa Co. Ltd.§	7,554
1,200	Furukawa Electric Co. Ltd.§	19,048
1,200	Furuno Electric Co. Ltd.§	9,118
400	Fuso Chemical Co. Ltd.§	8,619
800	Futaba Corp.§	3,382
2,000	Future Corp.§	21,707
500	Fuyo General Lease Co. Ltd.§	27,300
800	G-7 Holdings, Inc.§	7,842
2,200	G-Tekt Corp.§	19,263
800	Geo Holdings Corp.§	9,754
700	GLOBERIDE, Inc.§	10,318
1,000	Glory Ltd.§	14,695
900	GMO internet, Inc.§	15,631
300	GMO Payment Gateway, Inc.§	20,272
700	Goldcrest Co. Ltd.†,§	8,011
400	Goldwin, Inc.§	21,213
1,000	GS Yuasa Corp.§	15,599
1,100	GungHo Online Entertainment, Inc.§	16,932
4,900	Gunma Bank Ltd.†,§	13,284
600	Gunze Ltd.§	16,039
1,500	H.U. Group Holdings, Inc.§	27,195
1,700	H2O Retailing Corp.§	13,027
5,000	Hachijuni Bank Ltd.†,§	16,493

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Value (Note 1)
	Japan (Continued)
2,900	Hakuhodo DY Holdings, Inc.§	$20,454
600	Halows Co. Ltd.§	12,025
800	Hamakyorex Co. Ltd.§	17,381
1,100	Hamamatsu Photonics KK§	47,229
800	Hankyu Hanshin Holdings, Inc.§	24,080
800	Hanwa Co. Ltd.§	19,028
300	Harmonic Drive Systems, Inc.†,§	9,323
3,500	Haseko Corp.§	38,039
3,500	Hazama Ando Corp.†,§	20,258
1,200	Heiwa Corp.§	18,572
600	Heiwa Real Estate Co. Ltd.§	16,486
900	Heiwado Co. Ltd.§	12,377
200	Hikari Tsushin, Inc.§	23,404
4,400	Hino Motors Ltd.§	18,156
200	Hioki EE Corp.†,§	8,696
400	Hirata Corp.§	11,285
3,100	Hirogin Holdings, Inc.§	13,030
200	Hirose Electric Co. Ltd.§	25,994
400	Hisamitsu Pharmaceutical Co., Inc.§	9,334
1,100	Hitachi Construction Machinery Co. Ltd.§	20,438
8,000	Hitachi Ltd.§	338,738
2,000	Hitachi Metals Ltd.*,§	30,070
600	Hitachi Transport System Ltd.§	35,903
3,400	Hitachi Zosen Corp.§	20,015
400	Hogy Medical Co. Ltd.†,§	9,817
2,900	Hokkaido Electric Power Co., Inc.§	9,084
700	Hokkoku Financial Holdings, Inc.§	22,845
3,000	Hokuetsu Corp.†,§	15,675
1,800	Hokuhoku Financial Group, Inc.§	10,626
2,300	Hokuriku Electric Power Co.†,§	7,705
1,200	Hokuto Corp.†,§	15,712
8,800	Honda Motor Co. Ltd.§	191,700
704	Honda Motor Co. Ltd., ADR	15,199
500	Horiba Ltd.§	19,429
600	Hoshizaki Corp.§	16,605
3,100	Hosiden Corp.§	31,462
500	Hosokawa Micron Corp.§	8,499
600	House Foods Group, Inc.§	11,973
2,200	Hoya Corp.§	211,519
4,100	Hulic Co. Ltd.§	30,168
3,000	Hyakugo Bank Ltd.†,§	6,578
1,600	Ibiden Co. Ltd.†,§	43,931
6,700	Ichigo, Inc.§	13,817
600	Idec Corp.§	12,235
4,100	Idemitsu Kosan Co. Ltd.†,§	88,713
3,000	IDOM, Inc.§	17,927
1,400	IHI Corp.§	30,127
1,100	Iida Group Holdings Co. Ltd.§	14,944
4,200	Iino Kaiun Kaisha Ltd.§	18,934
500	Inaba Denki Sangyo Co. Ltd.§	9,425
900	Inabata & Co. Ltd.†,§	14,512
1,300	Infocom Corp.§	16,982
4,200	Infomart Corp.§	12,492
400	Information Services International-Dentsu Ltd.§	12,139

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Value (Note 1)
	Japan (Continued)
4,712	INFRONEER Holdings, Inc.†,§	$31,851
14,800	Inpex Corp.§	138,853
700	Insource Co. Ltd.§	12,533
1,100	Intage Holdings, Inc.§	11,552
1,200	Internet Initiative Japan, Inc.§	18,242
300	IR Japan Holdings Ltd.†,§	4,201
300	Iriso Electronics Co. Ltd.†,§	8,242
5,000	Isetan Mitsukoshi Holdings Ltd.§	42,459
1,600	Ishihara Sangyo Kaisha Ltd.§	11,294
7,500	Isuzu Motors Ltd.§	82,910
500	Ito En Ltd.§	20,121
10,100	ITOCHU Corp.§	244,782
1,200	Itochu Enex Co. Ltd.§	8,482
700	Itochu Techno-Solutions Corp.§	16,327
3,400	Itoham Yonekyu Holdings, Inc.§	15,660
700	Iwatani Corp.§	26,399
4,100	Iyo Bank Ltd.*,†,§	19,802
1,000	Izumi Co. Ltd.§	21,488
2,300	J Trust Co. Ltd.†,§	9,090
700	J-Oil Mills, Inc.†,§	7,496
1,600	J. Front Retailing Co. Ltd.§	13,022
1,300	Jaccs Co. Ltd.§	32,292
2,100	JAFCO Group Co. Ltd.§	30,906
1,400	Japan Airlines Co. Ltd.*,§	25,019
500	Japan Airport Terminal Co. Ltd.*,§	20,688
1,800	Japan Aviation Electronics Industry Ltd.†,§	26,425
1,100	Japan Elevator Service Holdings Co. Ltd.§	14,189
3,600	Japan Exchange Group, Inc.§	48,665
1,500	Japan Lifeline Co. Ltd.§	9,943
1,200	Japan Material Co. Ltd.†,§	15,359
1,100	Japan Petroleum Exploration Co. Ltd.§	26,305
12,800	Japan Post Holdings Co. Ltd.§	84,757
1,000	Japan Post Insurance Co. Ltd.§	14,010
600	Japan Pulp & Paper Co. Ltd.§	18,090
3,000	Japan Securities Finance Co. Ltd.§	17,023
1,000	Japan Steel Works Ltd.§	19,721
6,800	Japan Tobacco, Inc.§	111,613
1,700	Japan Wool Textile Co. Ltd.§	12,521
600	JCR Pharmaceuticals Co. Ltd.§	8,906
400	JCU Corp.§	8,043
500	Jeol Ltd.§	16,481
7,600	JFE Holdings, Inc.§	70,740
2,700	JGC Holdings Corp.§	33,837
400	JINS Holdings, Inc.§	11,764
600	Joshin Denki Co. Ltd.§	7,870
1,700	JSR Corp.§	32,396
3,800	JTEKT Corp.§	24,185
800	Juroku Financial Group, Inc.§	13,498
300	Justsystems Corp.†,§	6,837
8,900	JVCKenwood Corp.§	12,138
2,200	K's Holdings Corp.§	18,109
800	Kadokawa Corp.§	14,585
700	Kaga Electronics Co. Ltd.§	19,581
800	Kagome Co. Ltd.§	16,681

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Value (Note 1)
	Japan (Continued)
3,700	Kajima Corp.§	$35,147
1,100	Kakaku.com, Inc.§	18,495
500	Kaken Pharmaceutical Co. Ltd.§	13,196
600	Kameda Seika Co. Ltd.†,§	19,033
1,000	Kamigumi Co. Ltd.§	18,415
1,300	Kanamoto Co. Ltd.§	18,521
2,200	Kandenko Co. Ltd.§	12,661
600	Kaneka Corp.§	15,003
1,700	Kanematsu Corp.§	16,788
700	Kanematsu Electronics Ltd.§	19,299
4,400	Kansai Electric Power Co., Inc.§	36,668
1,200	Kansai Paint Co. Ltd.†,§	17,015
1,500	Kanto Denka Kogyo Co. Ltd.§	9,580
3,100	Kao Corp.§	125,700
900	Katitas Co. Ltd.†,§	20,049
400	Kato Sangyo Co. Ltd.§	9,243
300	KAWADA TECHNOLOGIES, Inc.§	7,657
2,100	Kawasaki Heavy Industries Ltd.†,§	31,848
15,000	KDDI Corp.§	439,949
1,200	Keihan Holdings Co. Ltd.§	31,180
3,100	Keikyu Corp.§	31,431
700	Keio Corp.§	25,321
600	Keisei Electric Railway Co. Ltd.§	16,361
2,500	Keiyo Bank Ltd.†,§	8,162
3,100	Keiyo Co. Ltd.§	19,514
900	Kewpie Corp.§	14,763
900	Keyence Corp.§	298,803
500	KFC Holdings Japan Ltd.†,§	9,355
1,100	KH Neochem Co. Ltd.§	20,087
300	Ki-Star Real Estate Co. Ltd.†,§	9,076
800	Kikkoman Corp.§	44,978
1,200	Kinden Corp.§	12,685
1,700	Kintetsu Group Holdings Co. Ltd.§	56,371
2,000	Kirin Holdings Co. Ltd.§	30,802
800	Kissei Pharmaceutical Co. Ltd.§	14,138
1,500	Kito Corp.§	28,142
2,600	Kitz Corp.§	14,437
1,600	Kiyo Bank Ltd.§	15,367
300	Kobayashi Pharmaceutical Co. Ltd.§	17,490
1,300	Kobe Bussan Co. Ltd.§	31,113
9,300	Kobe Steel Ltd.†,§	37,339
1,000	Koei Tecmo Holdings Co. Ltd.§	16,265
900	Kohnan Shoji Co. Ltd.§	20,943
1,600	Koito Manufacturing Co. Ltd.§	21,927
1,500	Kokuyo Co. Ltd.§	19,058
5,200	Komatsu Ltd.§	94,036
1,100	KOMEDA Holdings Co. Ltd.§	17,641
1,000	Komeri Co. Ltd.§	19,117
1,400	Komori Corp.§	6,836
700	Konami Holdings Corp.†,§	32,363
6,900	Konica Minolta, Inc.†,§	21,301
700	Konishi Co. Ltd.†,§	7,537
1,200	Konoike Transport Co. Ltd.§	11,723
100	Kose Corp.§	10,180

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Value (Note 1)
	Japan (Continued)
5,100	Kubota Corp.§	$70,723
400	Kumagai Gumi Co. Ltd.§	6,978
1,500	Kumiai Chemical Industry Co. Ltd.†,§	10,595
4,700	Kuraray Co. Ltd.§	32,955
400	Kureha Corp.§	24,463
700	Kurita Water Industries Ltd.§	24,687
400	Kusuri No. Aoki Holdings Co. Ltd.§	18,811
1,000	KYB Corp.§	21,432
1,600	Kyocera Corp.§	80,878
1,500	Kyoei Steel Ltd.§	14,400
1,700	Kyokuto Kaihatsu Kogyo Co. Ltd.§	15,569
500	Kyokuyo Co. Ltd.§	12,462
500	KYORIN Holdings, Inc.†,§	6,099
900	Kyowa Kirin Co. Ltd.§	20,646
600	Kyudenko Corp.§	11,416
5,300	Kyushu Electric Power Co., Inc.§	28,159
5,000	Kyushu Financial Group, Inc.†,§	13,229
1,200	Kyushu Railway Co.§	25,934
500	Lasertec Corp.§	50,279
900	Lawson, Inc.§	29,397
900	Life Corp.§	16,611
1,000	Lintec Corp.§	15,372
1,900	Lion Corp.§	21,414
200	LITALICO, Inc.§	3,791
2,800	Lixil Corp.§	40,573
500	M&A Capital Partners Co. Ltd.*,†,§	12,851
2,800	M3, Inc.§	77,209
700	Mabuchi Motor Co. Ltd.§	19,000
1,300	Macnica Holdings, Inc.§	24,437
900	Macromill, Inc.§	6,749
800	Maeda Kosen Co. Ltd.§	17,540
600	Makino Milling Machine Co. Ltd.§	18,433
1,500	Makita Corp.§	29,083
1,800	Mandom Corp.§	18,941
500	Mani, Inc.§	6,089
9,300	Marubeni Corp.§	81,652
800	Marudai Food Co. Ltd.†,§	7,893
700	Maruha Nichiro Corp.§	11,909
1,300	Marui Group Co. Ltd.†,§	21,584
700	Maruichi Steel Tube Ltd.§	14,337
2,200	Marusan Securities Co. Ltd.†,§	6,589
200	Maruwa Co. Ltd.§	21,211
1,000	Maruwa Unyu Kikan Co. Ltd.†,§	10,047
500	Maruzen Showa Unyu Co. Ltd.§	10,583
1,300	Matsuda Sangyo Co. Ltd.§	19,431
4,100	Matsui Securities Co. Ltd.§	22,115
1,040	MatsukiyoCocokara & Co.§	44,480
1,700	Maxell Ltd.§	16,127
4,100	Mazda Motor Corp.§	27,139
500	McDonald's Holdings Co. Japan Ltd.§	17,417
1,300	MCJ Co. Ltd.§	8,880
9,000	Mebuki Financial Group, Inc.§	17,548
1,600	Medipal Holdings Corp.§	20,280
600	Megachips Corp.§	10,490

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Value (Note 1)
	Japan (Continued)
1,000	Megmilk Snow Brand Co. Ltd.§	$11,848
1,700	Meidensha Corp.§	23,195
1,000	MEIJI Holdings Co. Ltd.§	44,359
900	Meiko Electronics Co. Ltd.†,§	15,574
1,500	Meitec Corp.§	23,825
400	Menicon Co. Ltd.§	8,119
400	Mercari, Inc.*,§	5,326
1,900	Micronics Japan Co. Ltd.§	15,448
600	Milbon Co. Ltd.§	26,463
1,200	Mimasu Semiconductor Industry Co. Ltd.§	15,843
2,200	MINEBEA MITSUMI, Inc.§	32,630
1,600	MIRAIT ONE Corp.§	16,237
1,500	MISUMI Group, Inc.§	31,914
600	Mitani Sekisan Co. Ltd.†,§	14,391
19,200	Mitsubishi Chemical Group Corp.§	88,165
8,300	Mitsubishi Corp.§	227,949
7,800	Mitsubishi Electric Corp.§	70,461
5,800	Mitsubishi Estate Co. Ltd.§	76,101
1,500	Mitsubishi Gas Chemical Co., Inc.§	19,695
13,800	Mitsubishi HC Capital, Inc.§	59,366
1,300	Mitsubishi Heavy Industries Ltd.§	43,342
900	Mitsubishi Logistics Corp.§	21,235
2,000	Mitsubishi Materials Corp.§	27,532
5,200	Mitsubishi Motors Corp.*,§	18,656
900	Mitsubishi Pencil Co. Ltd.§	8,785
54,900	Mitsubishi UFJ Financial Group, Inc.§	247,567
600	Mitsuboshi Belting Ltd.†,§	12,499
6,600	Mitsui & Co. Ltd.§	141,596
1,900	Mitsui Chemicals, Inc.§	37,100
2,100	Mitsui E&S Holdings Co. Ltd.*,§	5,862
3,600	Mitsui Fudosan Co. Ltd.§	68,624
300	Mitsui High-Tec, Inc.†,§	14,156
2,200	Mitsui Mining & Smelting Co. Ltd.§	46,075
1,500	Mitsui OSK Lines Ltd.†,§	26,941
800	Mitsui-Soko Holdings Co. Ltd.§	17,027
1,000	Miura Co. Ltd.§	20,416
1,000	Mixi, Inc.§	15,862
700	Miyazaki Bank Ltd.§	10,390
13,390	Mizuho Financial Group, Inc.§	144,665
1,000	Mizuho Leasing Co. Ltd.†,§	21,535
1,200	Mochida Pharmaceutical Co. Ltd.†,§	28,034
400	Modec, Inc.§	4,117
3,300	Monex Group, Inc.†,§	10,133
600	Monogatari Corp.§	28,645
1,600	MonotaRO Co. Ltd.§	24,185
400	Morinaga & Co. Ltd.§	10,969
1,200	Morinaga Milk Industry Co. Ltd.§	35,179
2,100	Morita Holdings Corp.§	18,630
1,700	MS&AD Insurance Group Holdings, Inc.§	44,988
4,100	Murata Manufacturing Co. Ltd.§	188,333
2,000	Musashi Seimitsu Industry Co. Ltd.†,§	21,564
1,000	Musashino Bank Ltd.§	11,789
1,200	Nabtesco Corp.§	24,571
600	Nachi-Fujikoshi Corp.§	14,640

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Value (Note 1)
	Japan (Continued)
1,500	Nagase & Co. Ltd.§	$20,468
2,700	Nagoya Railroad Co. Ltd.§	41,536
1,100	Nakanishi, Inc.§	19,973
1,200	Nankai Electric Railway Co. Ltd.§	24,541
800	Nanto Bank Ltd.§	11,624
2,000	NEC Corp.§	64,019
1,600	NEC Networks & System Integration Corp.§	17,255
1,100	NET One Systems Co. Ltd.§	21,197
1,000	Nexon Co. Ltd.§	17,488
1,100	Nextage Co. Ltd.§	23,885
3,000	NGK Insulators Ltd.§	37,397
2,500	NGK Spark Plug Co. Ltd.§	44,343
1,000	NH Foods Ltd.§	26,357
2,400	NHK Spring Co. Ltd.†,§	14,145
1,200	Nichias Corp.§	18,651
1,400	Nichicon Corp.†,§	13,458
900	Nichiden Corp.§	10,791
700	Nichiha Corp.§	13,311
1,500	Nichirei Corp.§	24,744
1,500	Nichireki Co. Ltd.§	13,312
2,100	Nidec Corp.§	118,297
1,600	Nifco, Inc.§	33,312
700	Nihon Kohden Corp.§	14,787
2,000	Nihon M&A Center Holdings, Inc.§	22,624
1,800	Nihon Parkerizing Co. Ltd.§	11,603
1,700	Nikkiso Co. Ltd.§	10,695
1,300	Nikkon Holdings Co. Ltd.†,§	20,321
3,000	Nikon Corp.§	28,410
7,000	Nintendo Co. Ltd.§	283,449
900	Nippn Corp.§	9,669
600	Nippon Carbon Co. Ltd.§	16,389
600	Nippon Chemi-Con Corp.*,§	7,750
9,100	Nippon Denko Co. Ltd.§	21,044
700	Nippon Densetsu Kogyo Co. Ltd.§	8,898
900	Nippon Electric Glass Co. Ltd.§	15,532
800	NIPPON EXPRESS HOLDINGS, Inc.§	40,451
1,800	Nippon Gas Co. Ltd.§	25,462
800	Nippon Kayaku Co. Ltd.§	6,414
400	Nippon Koei Co. Ltd.§	9,883
1,520	Nippon Light Metal Holdings Co. Ltd.†,§	15,230
2,700	Nippon Paint Holdings Co. Ltd.§	18,084
1,200	Nippon Paper Industries Co. Ltd.§	7,811
1,100	Nippon Pillar Packing Co. Ltd.†,§	17,422
100	Nippon Road Co. Ltd.§	3,970
1,900	Nippon Sanso Holdings Corp.§	30,010
1,200	Nippon Seiki Co. Ltd.§	6,283
5,100	Nippon Sheet Glass Co. Ltd.*,§	17,980
300	Nippon Shinyaku Co. Ltd.§	15,219
400	Nippon Shokubai Co. Ltd.§	14,952
2,600	Nippon Signal Company Ltd.†,§	17,018
900	Nippon Soda Co. Ltd.§	27,448
9,700	Nippon Steel Corp.§	135,014
500	Nippon Steel Trading Corp.§	17,400
9,600	Nippon Suisan Kaisha Ltd.§	36,194

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Value (Note 1)
	Japan (Continued)
7,200	Nippon Telegraph & Telephone Corp.§	$194,242
530	Nippon Yakin Kogyo Co. Ltd.§	9,587
4,800	Nippon Yusen KK†,§	81,975
2,200	Nipro Corp.†,§	16,488
2,000	Nishi-Nippon Financial Holdings, Inc.§	10,379
900	Nishi-Nippon Railroad Co. Ltd.†,§	17,962
1,000	Nishimatsu Construction Co. Ltd.†,§	26,248
1,600	Nishimatsuya Chain Co. Ltd.†,§	14,785
700	Nishio Rent All Co. Ltd.†,§	13,817
800	Nissan Chemical Corp.§	35,752
17,300	Nissan Motor Co. Ltd.*,§	55,302
3,200	Nissan Shatai Co. Ltd.†,§	17,961
600	Nissei ASB Machine Co. Ltd.†,§	14,866
1,100	Nissha Co. Ltd.§	13,019
800	Nisshin Oillio Group Ltd.§	17,673
1,400	Nisshin Seifun Group, Inc.§	14,213
4,400	Nisshinbo Holdings, Inc.§	31,982
400	Nissin Foods Holdings Co. Ltd.§	27,770
600	Nitori Holdings Co. Ltd.§	50,209
900	Nitta Corp.§	17,315
600	Nitto Boseki Co. Ltd.†,§	9,584
1,200	Nitto Denko Corp.§	65,065
700	Nitto Kogyo Corp.†,§	11,466
300	Noevir Holdings Co. Ltd.§	11,788
700	NOF Corp.§	25,380
900	Nohmi Bosai Ltd.§	9,999
2,200	Nojima Corp.†,§	20,523
1,500	NOK Corp.†,§	11,707
18,800	Nomura Holdings, Inc.§	62,064
1,500	Nomura Real Estate Holdings, Inc.§	34,005
2,200	Nomura Research Institute Ltd.§	54,071
300	Noritake Co. Ltd.§	8,336
700	Noritsu Koki Co. Ltd.§	11,834
7,800	North Pacific Bank Ltd.§	12,248
800	NSD Co. Ltd.†,§	13,521
2,900	NSK Ltd.†,§	14,210
10,800	NTN Corp.†,§	19,002
4,900	NTT Data Corp.§	63,326
600	Obara Group, Inc.§	13,288
6,000	Obayashi Corp.§	38,527
500	OBIC Business Consultants Co. Ltd.§	15,385
200	Obic Co. Ltd.§	26,517
2,100	Odakyu Electric Railway Co. Ltd.§	26,863
1,100	Ogaki Kyoritsu Bank Ltd.†,§	13,033
800	Oisix ra daichi, Inc.*,†,§	8,980
13,300	Oji Holdings Corp.†,§	49,507
1,000	Okamura Corp.§	9,554
4,600	Okasan Securities Group, Inc.†,§	10,375
1,800	Oki Electric Industry Co. Ltd.§	8,941
1,000	Okinawa Cellular Telephone Co.§	17,574
1,155	Okinawa Electric Power Co., Inc.†,§	8,420
500	OKUMA Corp.§	16,986
700	Okumura Corp.§	13,779
8,100	Olympus Corp.§	155,891

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Value (Note 1)
	Japan (Continued)
1,100	Omron Corp.§	$50,135
2,000	Ono Pharmaceutical Co. Ltd.§	46,524
3,700	Onward Holdings Co. Ltd.§	7,478
900	Open House Group Co. Ltd.§	30,502
1,000	Optex Group Co. Ltd.§	14,703
200	Oracle Corp. Japan§	10,558
800	Organo Corp.§	11,261
810	Orient Corp.§	6,417
400	Oriental Land Co. Ltd.§	54,510
9,700	ORIX Corp.§	136,421
2,100	Osaka Gas Co. Ltd.§	31,619
700	Osaka Organic Chemical Industry Ltd.§	9,726
1,100	OSG Corp.§	13,568
700	Otsuka Corp.§	21,694
1,700	Otsuka Holdings Co. Ltd.§	53,921
1,900	Outsourcing, Inc.§	14,212
1,600	Pacific Industrial Co. Ltd.§	11,278
900	Pacific Metals Co. Ltd.§	13,536
300	PALTAC Corp.§	9,249
2,300	Pan Pacific International Holdings Corp.§	40,416
25,500	Panasonic Holdings Corp.†,§	179,074
700	Paramount Bed Holdings Co. Ltd.§	12,407
1,500	Park24 Co. Ltd.*,§	19,411
700	Pasona Group, Inc.†,§	9,700
3,900	Penta-Ocean Construction Co. Ltd.§	19,623
2,000	PeptiDream, Inc.*,§	21,973
1,300	Persol Holdings Co. Ltd.§	23,692
1,100	Pigeon Corp.§	16,038
500	Pilot Corp.§	18,868
1,100	Piolax, Inc.†,§	13,490
900	Pola Orbis Holdings, Inc.§	10,086
2,500	Press Kogyo Co. Ltd.§	6,819
600	Pressance Corp.†,§	6,073
2,100	Prestige International, Inc.§	9,126
1,100	Prima Meat Packers Ltd.§	15,899
600	Procrea Holdings, Inc.†,§	8,810
1,000	Proto Corp.§	7,127
1,300	Qol Holdings Co. Ltd.§	10,785
900	Raito Kogyo Co. Ltd.§	11,839
1,700	Rakus Co. Ltd.†,§	15,678
7,900	Rakuten Group, Inc.§	33,891
8,500	Recruit Holdings Co. Ltd.§	245,337
1,200	Relia, Inc.§	8,015
900	Relo Group, Inc.§	13,676
9,100	Renesas Electronics Corp.*,§	75,840
2,800	Rengo Co. Ltd.§	16,271
500	RENOVA, Inc.*,†,§	11,676
10,600	Resona Holdings, Inc.§	38,704
1,100	Resorttrust, Inc.§	17,574
5,100	Ricoh Co. Ltd.§	37,217
400	Ricoh Leasing Co. Ltd.†,§	9,757
800	Riken Keiki Co. Ltd.†,§	21,335
400	Rinnai Corp.§	28,766
4,000	Riso Kyoiku Co. Ltd.†,§	8,856

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Value (Note 1)
	Japan (Continued)
400	Rohm Co. Ltd.§	$26,234
1,400	Rohto Pharmaceutical Co. Ltd.§	44,634
300	Roland Corp.§	9,124
400	Roland DG Corp.§	8,147
300	Rorze Corp.§	14,328
3,600	Round One Corp.§	15,647
500	Ryobi Ltd.§	4,294
3,700	Ryohin Keikaku Co. Ltd.§	30,713
200	Ryosan Co. Ltd.§	3,099
600	S Foods, Inc.§	12,596
1,600	S-Pool, Inc.§	11,568
1,300	Sakata INX Corp.§	8,789
2,700	Sala Corp.§	14,186
1,800	SAMTY Co. Ltd.§	28,002
300	San-A Co. Ltd.§	9,055
2,100	San-Ai Oil Co. Ltd.§	16,237
3,000	San-In Godo Bank Ltd.§	14,528
1,200	Sangetsu Corp.§	13,214
600	Sanken Electric Co. Ltd.§	18,071
1,300	Sanki Engineering Co. Ltd.§	14,238
600	Sankyo Co. Ltd.§	18,095
500	Sankyu, Inc.§	14,446
3,600	Santen Pharmaceutical Co. Ltd.§	24,126
2,300	Sanwa Holdings Corp.§	19,814
500	Sanyo Chemical Industries Ltd.§	15,150
300	Sanyo Denki Co. Ltd.§	10,249
900	Sanyo Special Steel Co. Ltd.†,§	11,593
1,200	Sapporo Holdings Ltd.§	26,392
900	Sato Holdings Corp.§	11,204
400	Sawai Group Holdings Co. Ltd.§	11,162
2,800	SBI Holdings, Inc.§	50,317
500	SBS Holdings, Inc.§	9,651
300	SCREEN Holdings Co. Ltd.§	16,397
1,600	SCSK Corp.§	24,007
800	Secom Co. Ltd.§	45,454
2,100	Sega Sammy Holdings, Inc.§	28,619
3,000	Seibu Holdings, Inc.†,§	30,011
1,000	Seikagaku Corp.§	5,751
3,100	Seiko Epson Corp.§	42,281
700	Seiko Holdings Corp.†,§	14,617
1,600	Seino Holdings Co. Ltd.§	12,846
1,400	Seiren Co. Ltd.†,§	20,396
2,900	Sekisui Chemical Co. Ltd.§	35,496
5,000	Sekisui House Ltd.§	83,041
900	Sekisui Jushi Corp.§	10,257
1,600	Senko Group Holdings Co. Ltd.§	10,591
8,500	Senshu Ikeda Holdings, Inc.§	12,285
1,100	Seria Co. Ltd.§	19,144
6,100	Seven & i Holdings Co. Ltd.§	245,031
7,000	Seven Bank Ltd.†,§	12,537
2,400	SG Holdings Co. Ltd.§	32,616
4,900	Sharp Corp.†,§	29,278
1,100	Shibaura Machine Co. Ltd.§	21,952
600	Shibuya Corp.§	9,971

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Value (Note 1)
	Japan (Continued)
200	SHIFT, Inc.*,§	$25,852
1,000	Shiga Bank Ltd.†,§	18,088
900	Shikoku Chemicals Corp.§	7,637
1,700	Shikoku Electric Power Co., Inc.§	8,448
900	Shima Seiki Manufacturing Ltd.†,§	12,526
1,000	Shimadzu Corp.§	26,030
200	Shimamura Co. Ltd.§	16,908
500	Shimano, Inc.§	78,801
3,500	Shimizu Corp.§	17,175
1,000	Shin Nippon Biomedical Laboratories Ltd.†,§	18,654
2,500	Shin-Etsu Chemical Co. Ltd.§	248,259
2,000	Shin-Etsu Polymer Co. Ltd.§	16,607
600	Shinko Electric Industries Co. Ltd.†,§	12,963
1,700	Shinmaywa Industries Ltd.§	11,422
1,300	Shinsei Bank Ltd.†,§	18,657
600	Shionogi & Co. Ltd.§	29,026
1,200	Ship Healthcare Holdings, Inc.§	22,579
2,300	Shiseido Co. Ltd.§	80,507
4,800	Shizuoka Bank Ltd.*,§	29,036
2,800	Shizuoka Gas Co. Ltd.§	19,182
300	SHO-BOND Holdings Co. Ltd.§	12,903
300	Shoei Co. Ltd.§	10,871
3,000	Showa Denko KK§	42,702
1,000	Siix Corp.†,§	7,523
1,100	Sinfonia Technology Co. Ltd.§	10,220
3,900	SKY Perfect JSAT Holdings, Inc.§	13,948
2,600	Skylark Holdings Co. Ltd.§	27,742
300	SMC Corp.§	121,027
1,300	SMS Co. Ltd.§	25,976
2,700	Sodick Co. Ltd.§	14,168
16,100	SoftBank Corp.†,§	161,011
5,700	SoftBank Group Corp.§	193,630
1,100	Sohgo Security Services Co. Ltd.§	27,700
1,560	Sojitz Corp.†,§	22,796
900	Solasto Corp.§	5,307
3,300	Sompo Holdings, Inc.§	131,522
9,100	Sony Group Corp.§	585,697
800	Sotetsu Holdings, Inc.†,§	13,264
700	Square Enix Holdings Co. Ltd.§	30,020
2,100	Stanley Electric Co. Ltd.§	32,945
1,600	Star Micronics Co. Ltd.§	18,041
800	Starts Corp., Inc.§	14,630
3,500	Subaru Corp.§	52,497
800	Sugi Holdings Co. Ltd.§	32,130
4,500	SUMCO Corp.§	52,287
400	Sumitomo Bakelite Co. Ltd.§	10,988
12,700	Sumitomo Chemical Co. Ltd.§	43,849
5,200	Sumitomo Corp.§	64,891
4,900	Sumitomo Electric Industries Ltd.§	49,739
2,300	Sumitomo Forestry Co. Ltd.§	34,806
1,700	Sumitomo Heavy Industries Ltd.§	31,465
2,800	Sumitomo Metal Mining Co. Ltd.§	80,684
3,600	Sumitomo Mitsui Construction Co. Ltd.§	11,081
5,600	Sumitomo Mitsui Financial Group, Inc.§	155,835

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Value (Note 1)
	Japan (Continued)
1,800	Sumitomo Mitsui Financial Group, Inc., ADR†	$9,900
1,900	Sumitomo Mitsui Trust Holdings, Inc.§	53,707
900	Sumitomo Osaka Cement Co. Ltd.†,§	20,287
2,000	Sumitomo Pharma Co. Ltd.§	14,273
2,400	Sumitomo Realty & Development Co. Ltd.§	54,651
3,700	Sumitomo Rubber Industries Ltd.§	29,490
400	Sumitomo Seika Chemicals Co. Ltd.§	8,250
900	Sumitomo Warehouse Co. Ltd.§	12,272
2,600	Sun Frontier Fudousan Co. Ltd.§	20,149
700	Sundrug Co. Ltd.§	16,943
1,100	Suntory Beverage & Food Ltd.§	39,033
6,300	Suruga Bank Ltd.§	16,213
400	Suzuken Co. Ltd.†,§	9,120
2,200	Suzuki Motor Corp.§	68,244
1,300	Sysmex Corp.§	69,966
6,800	Systena Corp.§	18,826
800	T Hasegawa Co. Ltd.†,§	16,456
2,400	T&D Holdings, Inc.§	22,696
700	Tachi-S Co. Ltd.§	5,189
2,200	Tadano Ltd.§	12,834
1,800	Taiheiyo Cement Corp.†,§	25,440
1,300	Taisei Corp.§	36,160
600	Taisho Pharmaceutical Holdings Co. Ltd.§	21,865
600	Taiyo Holdings Co. Ltd.§	9,982
1,100	Taiyo Yuden Co. Ltd.§	28,391
2,000	Takara Bio, Inc.§	23,354
2,500	Takara Holdings, Inc.§	18,291
2,100	Takara Standard Co. Ltd.§	18,813
900	Takasago Thermal Engineering Co. Ltd.§	10,596
1,600	Takashimaya Co. Ltd.§	18,942
8,400	Takeda Pharmaceutical Co. Ltd.§	218,166
1,200	Takeuchi Manufacturing Co. Ltd.§	22,112
700	Takuma Co. Ltd.§	6,008
500	Tamron Co. Ltd.§	10,043
2,100	Tamura Corp.†,§	9,938
4,400	TDK Corp.§	133,523
1,300	TechMatrix Corp.§	14,963
1,000	TechnoPro Holdings, Inc.§	21,022
2,100	Teijin Ltd.§	20,374
400	Tekken Corp.§	4,908
2,400	Terumo Corp.§	67,725
1,300	THK Co. Ltd.§	22,492
1,400	TIS, Inc.§	37,173
200	TKC Corp.§	4,748
3,100	Toagosei Co. Ltd.§	23,156
1,500	Tobu Railway Co. Ltd.§	35,389
2,200	Tocalo Co. Ltd.†,§	17,847
3,500	Toda Corp.†,§	18,027
600	Toho Co. Ltd.§	21,622
1,300	Toho Gas Co. Ltd.§	25,707
1,500	Toho Holdings Co. Ltd.†,§	20,113
1,400	Toho Titanium Co. Ltd.†,§	22,922
1,500	Toho Zinc Co. Ltd.§	22,579
3,300	Tohoku Electric Power Co., Inc.§	15,537

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Value (Note 1)
	Japan (Continued)
4,500	Tokai Carbon Co. Ltd.§	$30,532
1,000	Tokai Corp.§	12,328
1,300	TOKAI Holdings Corp.§	7,830
1,300	Tokai Rika Co. Ltd.†,§	12,391
4,800	Tokai Tokyo Financial Holdings, Inc.†,§	11,719
200	Token Corp.§	11,094
10,200	Tokio Marine Holdings, Inc.§	181,291
1,100	Tokuyama Corp.†,§	13,258
700	Tokyo Century Corp.†,§	22,349
10,300	Tokyo Electric Power Co. Holdings, Inc.*,§	32,734
1,100	Tokyo Electron Ltd.§	272,350
2,400	Tokyo Gas Co. Ltd.§	40,533
1,400	Tokyo Kiraboshi Financial Group, Inc.§	20,565
500	Tokyo Ohka Kogyo Co. Ltd.§	20,920
800	Tokyo Seimitsu Co. Ltd.§	23,454
2,000	Tokyo Steel Manufacturing Co. Ltd.†,§	17,464
2,700	Tokyo Tatemono Co. Ltd.§	38,457
400	Tokyotokeiba Co. Ltd.§	11,433
1,700	Tokyu Construction Co. Ltd.§	7,422
3,000	Tokyu Corp.§	34,186
9,700	Tokyu Fudosan Holdings Corp.§	50,585
5,300	TOMONY Holdings, Inc.†,§	11,365
1,900	Tomy Co. Ltd.§	16,287
1,500	Topcon Corp.§	16,772
1,500	TOPPAN, Inc.§	22,384
1,100	Topre Corp.†,§	8,451
500	Topy Industries Ltd.§	5,012
10,400	Toray Industries, Inc.§	51,044
1,100	Toridoll Holdings Corp.§	22,743
1,300	Tosei Corp.§	12,481
2,200	Toshiba Corp.§	78,358
500	Toshiba TEC Corp.§	12,949
3,600	Tosoh Corp.§	40,199
1,300	TOTO Ltd.§	43,409
1,700	Towa Corp.§	18,884
900	Towa Pharmaceutical Co. Ltd.†,§	13,155
3,100	Toyo Construction Co. Ltd.§	18,250
200	Toyo Gosei Co. Ltd.†,§	8,803
500	Toyo Ink SC Holdings Co. Ltd.§	6,572
1,000	Toyo Seikan Group Holdings Ltd.§	12,069
800	Toyo Suisan Kaisha Ltd.§	32,969
1,100	Toyo Tanso Co. Ltd.§	25,023
3,700	Toyo Tire Corp.†,§	40,218
2,500	Toyobo Co. Ltd.§	17,909
1,600	Toyoda Gosei Co. Ltd.§	24,207
700	Toyota Industries Corp.§	33,352
56,800	Toyota Motor Corp.§	739,356
2,800	Toyota Tsusho Corp.§	86,915
600	TPR Co. Ltd.§	4,937
1,200	Trend Micro, Inc.§	64,990
800	Tri Chemical Laboratories, Inc.§	9,743
1,100	Trusco Nakayama Corp.§	15,172
1,600	TS Tech Co. Ltd.§	15,722
1,200	Tsubaki Nakashima Co. Ltd.§	9,344

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2022

Shares		Value (Note 1)
	Japan (Continued)
600	Tsubakimoto Chain Co.§	$12,670
1,900	Tsugami Corp.§	15,409
700	Tsumura & Co.§	14,890
500	Tsuruha Holdings, Inc.§	29,217
700	TV Asahi Holdings Corp.§	6,786
1,000	UACJ Corp.§	13,877
2,000	UBE Corp.§	26,799
200	Uchida Yoko Co. Ltd.§	6,068
500	Ulvac, Inc.§	17,787
2,200	Unicharm Corp.§	71,911
800	Unipres Corp.§	4,915
1,100	United Super Markets Holdings, Inc.†,§	7,988
500	Universal Entertainment Corp.*,§	6,409
2,000	Ushio, Inc.§	20,800
1,300	USS Co. Ltd.§	20,008
600	UT Group Co. Ltd.§	9,739
400	V Technology Co. Ltd.§	7,082
1,200	Valor Holdings Co. Ltd.†,§	14,765
1,000	Valqua Ltd.§	17,355
1,400	Vital KSK Holdings, Inc.§	6,286
3,800	VT Holdings Co. Ltd.§	12,513
800	Wacoal Holdings Corp.†,§	11,875
3,000	Wacom Co. Ltd.§	14,568
800	Welcia Holdings Co. Ltd.§	16,809
500	West Holdings Corp.§	14,424
1,200	West Japan Railway Co.§	45,990
300	Workman Co. Ltd.†,§	9,442
1,000	Xebio Holdings Co. Ltd.§	6,670
500	Yakult Honsha Co. Ltd.§	29,075
9,500	Yamada Holdings Co. Ltd.§	31,182
2,100	Yamaguchi Financial Group, Inc.§	11,153
900	Yamaha Corp.§	32,052
3,100	Yamaha Motor Co. Ltd.§	58,091
1,300	Yamaichi Electronics Co. Ltd.§	16,105
2,800	Yamato Holdings Co. Ltd.§	41,916
900	Yamato Kogyo Co. Ltd.§	27,353
2,100	Yamazaki Baking Co. Ltd.§	24,136
400	Yaoko Co. Ltd.§	18,144
1,200	Yaskawa Electric Corp.§	34,639
1,200	Yellow Hat Ltd.§	14,869
600	Yokogawa Bridge Holdings Corp.§	7,900
2,000	Yokogawa Electric Corp.§	31,517
2,100	Yokohama Rubber Co. Ltd.§	32,292
2,500	Yokorei Co. Ltd.§	15,233
1,100	Yoshinoya Holdings Co. Ltd.†,§	17,853
10,500	Z Holdings Corp.§	27,284
700	Zenkoku Hosho Co. Ltd.§	23,167
900	Zensho Holdings Co. Ltd.§	22,317
2,300	Zeon Corp.§	20,362
800	ZERIA Pharmaceutical Co. Ltd.§	11,394

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Japan (Continued)
1,000	ZOZO, Inc.§	$19,943
		28,327,814
	Netherlands—2.1%
2,261	Aalberts NV§	73,880
4,575	ABN AMRO Bank NV, CVA#,§	41,007
576	Acomo NV§	10,533
76	Adyen NV*,#,§	94,548
14,993	Aegon NV§	59,584
1,266	Akzo Nobel NV§	71,397
292	Alfen Beheer BV*,#,§	26,821
580	AMG Advanced Metallurgical Group NV§	13,077
898	APERAM SA§	20,995
1,391	Arcadis NV§	45,025
5,174	ArcelorMittal SA§	103,470
316	ASM International NV§	70,702
2,066	ASML Holding NV§	856,959
290	ASML Holding NV, Registered	120,451
2,402	ASR Nederland NV§	92,343
894	Basic-Fit NV*,#,†,§	26,752
881	BE Semiconductor Industries NV§	37,496
1,849	Coca-Cola European Partners PLC§	79,982
988	Corbion NV§	24,572
919	CTP NV#,†,§	9,490
691	Flow Traders#,§	13,026
2,215	Fugro NV*,§	22,507
1,262	Heijmans NV, ADR CVA§	11,733
1,490	Heineken NV§	130,623
561	IMCD NV§	66,579
16,312	ING Groep NV§	139,864
2,027	Intertrust NV*,#,§	38,841
1,082	JDE Peet's NV§	31,559
12,878	Koninklijke Ahold Delhaize NV§	327,925
7,677	Koninklijke BAM Groep NV*,§	18,874
967	Koninklijke DSM NV§	109,677
36,886	Koninklijke KPN NV§	99,951
1,682	Koninklijke Philips NV	25,886
3,491	Koninklijke Philips NV†,§	53,924
899	Koninklijke Vopak NV§	16,401
198	Nedap NV§	10,386
1,694	NN Group NV§	65,932
1,110	OCI NV§	40,816
4,749	Ordina NV§	17,598
13,723	PostNL NV†,§	22,878
2,559	Prosus NV*,§	133,360
1,606	Randstad NV†,§	69,448
2,766	SBM Offshore NV§	34,568
2,800	Signify NV#,§	72,467
839	Sligro Food Group NV§	10,877
506	TKH Group NV§	16,320
1,381	TomTom NV*,†,§	9,873
4,879	Universal Music Group NV†,§	91,970
388	Van Lanschot Kempen NV§	7,503

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Netherlands (Continued)
2,325	Wolters Kluwer NV§	$226,364
		3,816,814
	New Zealand—0.3%
5,589	a2 Milk Co. Ltd.*,§	19,081
45,960	Air New Zealand Ltd.*,§	18,415
11,612	Arvida Group Ltd.§	9,368
8,303	Auckland International Airport Ltd.*,§	33,373
7,155	Chorus Ltd.§	30,356
5,950	Contact Energy Ltd.§	24,926
1,186	EBOS Group Ltd.§	24,876
2,488	Fisher & Paykel Healthcare Corp. Ltd.§	25,654
8,253	Fletcher Building Ltd.§	22,378
3,759	Freightways Ltd.§	20,630
4,735	Genesis Energy Ltd.§	7,266
13,723	Heartland Group Holdings Ltd.†,§	12,711
7,492	Infratil Ltd.§	36,173
21,719	KMD Brands Ltd.†,§	12,781
647	Mainfreight Ltd.§	24,346
5,888	Meridian Energy Ltd.§	15,832
11,908	Oceania Healthcare Ltd.§	6,071
1,991	Port of Tauranga Ltd.§	7,189
8,615	Pushpay Holdings Ltd.*,§	5,280
684	Restaurant Brands New Zealand Ltd.†,§	2,929
1,854	Ryman Healthcare Ltd.§	8,861
2,832	Skellerup Holdings Ltd.§	8,509
7,231	SKY Network Television Ltd.§	8,682
18,375	SKYCITY Entertainment Group Ltd.*,§	27,809
15,590	Spark New Zealand Ltd.§	43,673
4,121	Summerset Group Holdings Ltd.§	24,889
7,097	Vector Ltd.§	16,060
5,190	Warehouse Group Ltd.§	8,989
		507,107
	Norway—0.8%
21,108	ABG Sundal Collier Holding ASA§	10,652
2,559	Adevinta ASA*,§	15,013
511	AF Gruppen ASA§	6,473
204	Aker ASA, Class A§	13,187
2,037	Aker BP ASA†,§	58,409
4,348	Aker Solutions ASA§	15,211
1,456	Atea ASA*,§	12,884
629	Atlantic Sapphire ASA*,†,§	633
2,299	Austevoll Seafood ASA§	15,518
11,411	B2Holding ASA§	7,817
438	Bakkafrost P/F§	17,347
480	Bonheur ASA§	13,599
1,580	Borregaard ASA§	18,652
1,681	Bouvet ASA†,§	8,390
1,195	BW Energy Ltd.*,§	2,349
3,354	BW LPG Ltd.#,§	24,305
5,362	BW Offshore Ltd.§	11,230
968	Crayon Group Holding ASA*,#,†,§	7,472
3,857	DNB Bank ASA§	61,064

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Norway (Continued)
12,792	DNO ASA§	$14,492
6,672	Elkem ASA*,#,§	21,498
745	Entra ASA#,§	6,874
10,289	Equinor ASA§	339,368
4,440	Europris ASA#,§	22,117
1,329	FLEX LNG Ltd.§	42,141
1,736	Frontline Ltd.†	19,244
1,401	Gjensidige Forsikring ASA§	23,973
2,309	Golden Ocean Group Ltd.§	17,272
768	Grieg Seafood ASA§	5,180
2,715	Hexagon Composites ASA*,§	5,933
391	Kongsberg Gruppen ASA§	11,861
2,342	Leroy Seafood Group ASA§	9,187
1,592	Mowi ASA§	20,173
6,935	MPC Container Ships ASA§	11,559
14,484	NEL ASA*,†,§	15,891
864	Nordic Semiconductor ASA*,§	11,317
10,947	Norsk Hydro ASA§	58,889
23,135	Norwegian Air Shuttle ASA*,†,§	15,293
621	Norwegian Energy Co. ASA*,§	20,048
5,186	Odfjell Drilling Ltd.*,§	11,361
864	Odfjell Technology Ltd.*,§	1,786
4,229	Orkla ASA§	30,706
11,538	PGS ASA*,§	6,658
1,686	Protector Forsikring ASA§	17,392
397	Salmar ASA§	13,370
1,104	Scatec ASA#,§	7,518
614	Schibsted ASA, Class A§	8,243
404	Schibsted ASA, Class B§	5,028
1,199	SpareBank 1 SR-Bank ASA§	11,200
580	Stolt-Nielsen Ltd.§	11,541
3,149	Storebrand ASA§	21,661
2,103	Subsea 7 SA§	16,613
4,815	Telenor ASA§	43,945
1,294	TGS ASA§	15,763
1,776	TOMRA Systems ASA§	31,203
1,273	Veidekke ASA§	9,490
2,083	Wallenius Wilhelmsen ASA§	10,344
1,669	Yara International ASA§	58,337
		1,344,674
	Portugal—0.2%
3,185	Altri SGPS SA†,§	16,057
136,257	Banco Comercial Portugues SA, Class R†,§	16,131
976	Corticeira Amorim SGPS SA†,§	8,699
2,841	CTT-Correios de Portugal SA†,§	7,477
1,808	EDP Renovaveis SA§	37,159
18,638	Energias de Portugal SA§	80,686
6,892	Galp Energia SGPS SA†,§	66,052
766	Greenvolt-Energias Renovaveis SA*,†,§	6,400
1,861	Jeronimo Martins SGPS SA†,§	34,673
5,953	Navigator Co. SA§	20,172
3,482	NOS SGPS SA†,§	11,369
10,709	Redes Energeticas Nacionais SGPS SA§	25,259

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Portugal (Continued)
20,529	Sonae SGPS SA†,§	$16,504
		346,638
	Singapore—0.8%
4,200	AEM Holdings Ltd.§	11,564
23,500	Ascendas India Trust§	17,086
14,300	Capitaland Investment Ltd.§	34,445
540	CDL Hospitality Trusts§	437
3,400	City Developments Ltd.§	17,925
23,400	ComfortDelGro Corp. Ltd.§	21,401
11,522	DBS Group Holdings Ltd.§	266,388
3,900	DFI Retail Group Holdings Ltd.§	8,983
18,300	First Resources Ltd.§	17,714
35,400	Genting Singapore Ltd.§	19,256
132,400	Golden Agri-Resources Ltd.§	24,378
800	Great Eastern Holdings Ltd.§	10,455
11,200	GuocoLand Ltd.§	12,800
2,600	Haw Par Corp. Ltd.§	18,495
3,200	Hong Leong Finance Ltd.§	5,270
7,200	Hongkong Land Holdings Ltd.§	31,585
71,500	Hutchison Port Holdings Trust§	13,114
1,900	iFAST Corp. Ltd.†,§	5,243
1,800	Jardine Cycle & Carriage Ltd.§	42,109
9,600	Keppel Corp. Ltd.§	46,094
57,577	Keppel Infrastructure Trust§	21,634
12,300	Nanofilm Technologies International Ltd.§	17,812
46,800	NETLINK NBN TRUST§	29,474
8,300	Olam Group Ltd.§	7,525
21,139	Oversea-Chinese Banking Corp. Ltd.§	173,159
25,200	Raffles Medical Group Ltd.§	23,372
10,600	SATS Ltd.*,†,§	22,101
10,100	Sembcorp Industries Ltd.§	21,678
299,400	Sembcorp Marine Ltd.*,†,§	21,897
19,200	Sheng Siong Group Ltd.§	21,097
9,299	Singapore Airlines Ltd.*,†,§	32,815
5,400	Singapore Exchange Ltd.§	35,403
32,900	Singapore Post Ltd.§	12,508
8,200	Singapore Technologies Engineering Ltd.§	20,327
25,600	Singapore Telecommunications Ltd.§	47,119
22,000	StarHub Ltd.§	16,866
5,192	Straits Trading Co. Ltd.§	8,784
9,500	UMS Holdings Ltd.§	8,284
8,100	United Overseas Bank Ltd.§	147,068
6,300	UOL Group Ltd.§	29,046
1,800	Venture Corp. Ltd.§	20,501
23,900	Wilmar International Ltd.§	63,629
15,000	Wing Tai Holdings Ltd.§	15,833
29,500	Yangzijiang Financial Holding Ltd.*,§	7,681
45,900	Yangzijiang Shipbuilding Holdings Ltd.§	32,820
		1,483,175
	Spain—1.4%
375	Acciona SA§	66,189
4,531	Acerinox SA§	36,108

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Spain (Continued)
3,157	ACS Actividades de Construccion y Servicios SA†,§	$70,651
382	Aena SME SA*,#,§	39,527
1,165	Almirall SA§	11,223
2,432	Amadeus IT Group SA*,§	112,575
4,833	Applus Services SA§	27,109
54,257	Banco Bilbao Vizcaya Argentaria SA§	243,699
13,416	Banco Bilbao Vizcaya Argentaria SA, ADR	59,701
71,163	Banco de Sabadell SA§	47,460
91,385	Banco Santander SA§	212,401
5,075	Bankinter SA†,§	28,453
22,158	CaixaBank SA§	71,402
1,957	Cellnex Telecom SA#,§	60,337
796	Cia de Distribucion Integral Logista Holdings SA§	14,485
861	CIE Automotive SA§	17,806
318	Construcciones y Auxiliar de Ferrocarriles SA§	7,115
1,692	Ebro Foods SA†,§	24,663
986	Elecnor SA§	9,746
2,991	Enagas SA†,§	46,163
2,253	Endesa SA§	33,773
4,660	Ercros SA§	12,279
4,201	Faes Farma SA†,§	15,192
2,569	Ferrovial SA§	58,302
598	Fluidra SA†,§	8,915
1,318	Fomento de Construcciones y Contratas SA†,§	10,620
3,465	Gestamp Automocion SA#,§	10,331
4,339	Global Dominion Access SA#,§	14,179
1,891	Grifols SA*,†,§	16,189
364	Grupo Catalana Occidente SA§	9,105
33,693	Iberdrola SA†,§	313,223
2,164	Indra Sistemas SA§	16,445
6,499	Industria de Diseno Textil SA§	134,239
147	Laboratorios Farmaceuticos Rovi SA§	6,303
5,075	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros§	4,765
7,728	Mapfre SA†,§	11,973
4,190	Melia Hotels International SA*,§	19,395
875	Naturgy Energy Group SA†,§	20,171
145	Pharma Mar SA†,§	7,640
2,459	Prosegur Cia de Seguridad SA§	3,725
3,850	Red Electrica Corp. SA§	58,967
17,197	Repsol SA§	197,897
10,795	Sacyr SA†,§	23,567
1,856	Solaria Energia y Medio Ambiente SA*,§	29,211
57,825	Telefonica SA§	190,634
3,839	Tubacex SA*,§	7,305
15,835	Unicaja Banco SA#,§	14,297
179	Vidrala SA†,§	10,419
582	Viscofan SA§	31,775
		2,497,649
	Sweden—1.9%
984	AAK AB§	12,974
1,552	AcadeMedia AB#,§	6,722
1,327	AddLife AB, Class B§	13,828
3,120	AddNode Group AB, Class B§	21,757

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Sweden (Continued)
2,288	AddTech AB, Class B§	$29,846
1,023	AFRY AB§	12,820
1,372	Alfa Laval AB§	33,896
933	Alimak Group AB#,†,§	4,970
1,793	Alleima AB*	5,622
510	Alligo AB, Class A§	3,524
4,107	Ambea AB#,§	14,294
556	Annehem Fastigheter AB, Class B*,§	1,100
3,735	Arjo AB, Class B§	13,601
3,136	Assa Abloy AB, Class B§	58,604
15,988	Atlas Copco AB, Class A§	148,052
9,748	Atlas Copco AB, Class B§	80,655
810	Atrium Ljungberg AB, Class B§	10,014
3,696	Attendo AB*,#,§	6,569
1,217	Avanza Bank Holding AB†,§	18,349
1,245	Axfood AB§	28,472
1,079	Beijer Alma AB§	14,057
2,679	Beijer Ref AB§	32,842
808	Bergman & Beving AB§	6,016
2,259	Betsson AB*,§	13,162
1,218	Bilia AB, Class A§	13,867
1,635	BillerudKorsnas AB§	19,107
1,495	BioGaia AB, Class B§	10,336
981	Biotage AB§	14,612
3,089	Boliden AB*,§	95,533
1,253	Bonava AB, Class B†,§	2,934
1,482	Bravida Holding AB#,§	12,142
670	Bufab AB§	12,022
1,399	Bure Equity AB§	22,812
1,751	Castellum AB†,§	19,402
447	Catena AB§	13,189
660	Cellavision AB§	15,094
1,045	Cibus Nordic Real Estate AB§	13,583
855	Clas Ohlson AB, Class B§	5,094
7,868	Cloetta AB, Class B§	12,426
1,370	Coor Service Management Holding AB#,§	9,300
14,402	Corem Property Group AB, Class B§	10,777
2,643	Dios Fastigheter AB§	16,607
2,657	Dometic Group AB#,§	13,554
1,685	Duni AB*,§	9,579
2,823	Dustin Group AB#,§	11,127
2,954	Electrolux AB, Class B†,§	30,595
3,376	Electrolux Professional AB, Class B§	13,765
4,884	Elekta AB, Class B§	24,714
5,131	Epiroc AB, Class A§	73,392
3,047	Epiroc AB, Class B§	38,324
689	Essity AB, Class A§	13,628
3,160	Essity AB, Class B§	62,376
723	Evolution AB#,§	56,938
1,567	Fabege AB†,§	10,572
2,158	Fagerhult AB§	7,242
6,378	Fastighets AB Balder, Class B*,§	25,208
79	Fenix Outdoor International AG§	5,613
703	GARO AB§	6,182

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Sweden (Continued)
1,600	Getinge AB, Class B§	$27,463
1,494	Granges AB§	9,587
5,111	H & M Hennes & Mauritz AB, Class B†,§	47,236
6,357	Hexagon AB, Class B§	58,937
1,400	Hexatronic Group AB§	13,065
3,325	Hexpol AB§	27,199
366	HMS Networks AB§	9,890
3,175	Hoist Finance AB*,#,†,§	7,940
833	Holmen AB, Class B§	31,697
690	Hufvudstaden AB, Class A§	7,599
7,410	Husqvarna AB, Class B§	40,839
1,347	Indutrade AB§	21,723
1,465	Instalco AB†,§	5,826
1,262	International Petroleum Corp.*,§	10,092
631	Intrum AB§	7,924
2,675	Inwido AB§	21,026
1,080	JM AB§	14,863
1,855	Kindred Group PLC§	13,842
512	KNOW IT AB§	10,211
3,488	Lagercrantz Group AB, Class B§	30,327
1,140	Lifco AB, Class B§	15,737
1,567	Lindab International AB§	17,366
981	Loomis AB§	24,073
487	Medicover AB, Class B†,§	5,218
2,179	MEKO AB§	17,844
2,979	Millicom International Cellular SA, SDR*,§	34,120
302	MIPS AB§	8,908
1,742	Modern Times Group MTG AB, Class B*,§	11,485
510	Momentum Group Komponenter & Tjanster AB*,§	2,849
1,828	Munters Group AB#,§	12,700
1,021	Mycronic AB§	12,390
2,840	NCAB Group AB†,§	11,688
1,536	NCC AB, Class B§	10,999
648	New Wave Group AB, Class B§	8,458
4,635	Nibe Industrier AB, Class B§	41,154
3,170	Nobia AB§	5,950
3,940	Nolato AB, Class B§	18,014
1,234	Nordic Waterproofing Holding AB†,§	16,578
1,467	Nordnet AB publ§	16,654
474	Note AB*,§	6,751
1,681	Nyfosa AB§	9,669
1,014	OEM International AB, Class B*,§	5,188
1,353	Orron Energy ab†,§	2,410
609	Pandox AB*,§	6,405
2,782	Peab AB, Class B§	13,275
1,578	Platzer Fastigheter Holding AB, Class B§	9,372
4,394	Ratos AB, Class B§	14,985
5,625	Resurs Holding AB#,§	10,302
528	Saab AB, Class B§	16,425
1,598	Sagax AB, Class B§	26,305
6,434	Samhallsbyggnadsbolaget i Norden AB†,§	6,866
8,967	Sandvik AB§	122,108
2,495	Scandi Standard AB*,§	10,414
2,471	Scandic Hotels Group AB*,#,†,§	7,063

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Sweden (Continued)
1,030	Sectra AB, Class B*,§	$11,437
4,432	Securitas AB, Class B†,§	30,856
1,240	Sinch AB*,#,†,§	1,626
7,990	Skandinaviska Enskilda Banken AB, Class A§	75,843
2,462	Skanska AB, Class B§	30,601
426	SKF AB, Class A§	5,918
2,717	SKF AB, Class B§	36,332
1,180	SkiStar AB§	11,729
562	Solid Forsakring AB*,§	2,270
4,349	SSAB AB, Class A§	19,050
7,778	SSAB AB, Class B§	33,019
9,462	Stillfront Group AB*,§	20,172
2,352	Svenska Cellulosa AB SCA, Class B§	29,827
6,847	Svenska Handelsbanken AB, Class A§	55,951
1,170	Sweco AB, Class B§	9,754
3,365	Swedbank AB, Class A§	43,996
7,357	Swedish Match AB§	72,837
987	Swedish Orphan Biovitrum AB*,§	19,106
5,725	Tele2 AB, Class B§	49,379
1,292	Telefonaktiebolaget LM Ericsson, Class A†,§	7,753
27,705	Telefonaktiebolaget LM Ericsson, Class B†,§	161,346
30,061	Telia Co. AB§	86,523
1,057	Thule Group AB#,†,§	20,993
2,299	Trelleborg AB, Class B§	42,877
353	Troax Group AB§	4,966
700	Viaplay Group AB, Class B*,§	13,676
471	Vitec Software Group AB, Class B§	13,936
1,877	Volvo AB, Class A§	27,799
14,187	Volvo AB, Class B§	200,182
1,622	Wallenstam AB, Class B§	5,913
2,008	Wihlborgs Fastigheter AB§	12,151
		3,448,219
	Switzerland—5.5%
17,392	ABB Ltd., Registered§	447,861
2,407	Adecco Group AG, Registered*,§	66,097
2,917	Alcon, Inc.§	168,924
242	Allreal Holding AG, Registered§	33,574
137	ALSO Holding AG, Registered*,§	20,256
5,154	ams-OSRAM AG*,§	32,077
47	APG SGA SA§	7,970
1,914	Arbonia AG†,§	21,835
14,351	Aryzta AG*,†,§	14,343
590	Ascom Holding AG, Registered†,§	3,544
119	Autoneum Holding AG†,§	9,921
190	Bachem Holding AG, Registered Class B†,§	11,819
605	Baloise Holding AG, Registered§	77,127
243	Banque Cantonale Vaudoise, Registered§	22,999
50	Barry Callebaut AG, Registered§	94,014
154	Belimo Holding AG, Registered§	56,398
35	Bell Food Group AG, Registered§	7,659
276	Bellevue Group AG§	8,470
76	Berner Kantonalbank AG, Registered†,§	16,551
301	BKW AG§	35,858

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Switzerland (Continued)
127	Bossard Holding AG, Registered Class A§	$21,525
147	Bucher Industries AG, Registered§	45,524
78	Burckhardt Compression Holding AG§	29,013
137	Burkhalter Holding AG§	10,320
40	Bystronic AG§	21,484
262	Calida Holding AG, Registered§	10,797
456	Cembra Money Bank AG§	32,282
1	Chocoladefabriken Lindt & Spruengli AG, Registered§	99,151
3,077	Cie Financiere Richemont SA, Registered§	288,725
3,504	Clariant AG, Registered*,§	55,766
205	Coltene Holding AG, Registered*,§	15,971
168	Comet Holding AG, Registered§	24,383
8,760	Credit Suisse Group AG, ADR*,†	34,339
5,213	Credit Suisse Group AG, Registered*,§	20,545
93	Daetwyler Holding AG, Bearer Shares§	14,764
514	DKSH Holding AG§	37,247
66	dormakaba Holding AG§	22,229
1,873	Dufry AG, Registered*,†,§	56,919
1,608	EFG International AG*,§	12,708
36	Emmi AG, Registered§	28,016
41	EMS-Chemie Holding AG, Registered†,§	25,805
338	Flughafen Zurich AG, Registered*,§	50,029
20	Forbo Holding AG, Registered§	21,671
1,069	Galenica AG#,§	77,339
5,107	GAM Holding AG*,†,§	4,733
266	Geberit AG, Registered§	113,810
1,909	Georg Fischer AG, Registered§	90,178
63	Givaudan SA, Registered§	189,940
566	Helvetia Holding AG, Registered§	52,872
136	Hiag Immobilien Holding AG§	11,567
3,415	Holcim AG*,§	139,324
298	Huber & Suhner AG, Registered§	23,439
547	Implenia AG, Registered*,§	17,455
109	Ina Invest Holding AG*,§	2,162
36	Inficon Holding AG, Registered§	23,962
8	Interroll Holding AG, Registered§	15,118
16	Intershop Holding AG§	10,060
110	Investis Holding SA§	10,820
2,363	Julius Baer Group Ltd.*,§	102,822
80	Jungfraubahn Holding AG, Registered*,§	9,507
169	Kardex Holding AG, Registered§	22,370
90	Komax Holding AG, Registered§	20,745
354	Kuehne & Nagel International AG, Registered§	71,729
580	Landis & Gyr Group AG*,§	31,373
8	LEM Holding SA, Registered§	12,221
167	Liechtensteinische Landesbank AG†,§	9,380
1,460	Logitech International SA, Registered	67,160
765	Logitech International SA, Registered†,§	34,933
259	Lonza Group AG, Registered§	125,954
63	Luzerner Kantonalbank AG, Registered§	25,897
103	Medacta Group SA#,§	8,671
636	Medmix AG#,§	11,125
2	Metall Zug AG, Registered Class B§	3,641
1,480	Mobilezone Holding AG, Registered§	22,119

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Switzerland (Continued)
165	Mobimo Holding AG, Registered§	$35,646
13,814	Nestle SA, Registered§	1,495,775
4,808	Novartis AG, ADR	365,456
12,302	Novartis AG, Registered§	937,821
4,832	OC Oerlikon Corp. AG, Registered§	30,826
136	Orior AG§	9,408
143	Partners Group Holding AG§	114,882
699	PSP Swiss Property AG, Registered§	69,995
78	Rieter Holding AG, Registered†,§	6,584
3,948	Roche Holding AG§	1,287,281
158	Roche Holding AG, Bearer Shares†,§	61,564
239	Schindler Holding AG, Registered§	35,927
25	Schweiter Technologies AG, Bearer Shares§	18,563
108	Sensirion Holding AG*,#,§	8,756
423	SFS Group AG§	36,198
45	SGS SA, Registered§	96,122
73	Siegfried Holding AG, Registered*,§	53,766
3,372	SIG Group AG*,§	68,509
910	Sika AG, Registered§	182,226
2,142	Softwareone Holding AG*,§	23,223
307	Sonova Holding AG, Registered§	67,512
88	St. Galler Kantonalbank AG, Registered§	40,281
520	Straumann Holding AG, Registered§	47,325
497	Sulzer AG, Registered§	28,400
218	Swatch Group AG, Bearer Shares§	48,958
853	Swatch Group AG, Registered§	35,697
173	Swiss Life Holding AG, Registered§	76,223
967	Swiss Prime Site AG, Registered*,§	76,924
1,686	Swiss Re AG§	123,846
297	Swisscom AG, Registered§	138,719
247	Swissquote Group Holding SA, Registered§	25,642
71	Tecan Group AG, Registered*,§	24,379
904	Temenos AG, Registered§	60,871
276	u-blox Holding AG*,§	33,577
13,089	UBS Group AG, Registered§	189,083
335	Valiant Holding AG, Registered§	31,751
94	Valora Holding AG*,§	24,769
310	VAT Group AG#,§	62,585
23	Vaudoise Assurances Holding SA§	9,125
400	Vetropack Holding AG, Registered§	11,809
540	Vontobel Holding AG, Registered§	28,937
77	VP Bank AG, Class A§	6,910
142	VZ Holding AG§	9,942
6	Warteck Invest AG, Registered§	13,124
59	Ypsomed Holding AG, Registered§	8,766
104	Zehnder Group AG, Registered§	5,328
2	Zuger Kantonalbank AG, Brearer Shares§	14,427
857	Zurich Insurance Group AG§	340,678
		10,023,052
	United Kingdom—9.3%
10,852	3i Group PLC§	130,302
217	4imprint Group PLC§	8,175
2,172	888 Holdings PLC*,†,§	2,238

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	United Kingdom (Continued)
30,679	abrdn PLC†,§	$46,619
2,010	Admiral Group PLC§	42,657
1,488	AG Barr PLC§	7,566
13,183	Airtel Africa PLC#,§	19,027
6,044	AJ Bell PLC§	18,147
12,432	Alliance Pharma PLC§	7,744
14,555	Anglo American PLC§	439,683
5,917	Anglo Pacific Group PLC§	9,994
4,073	Antofagasta PLC§	50,241
4,535	Ascential PLC*,†,§	10,415
8,024	Ashmore Group PLC†,§	17,588
4,086	Ashtead Group PLC§	182,423
355	ASOS PLC*,†,§	2,221
2,728	Associated British Foods PLC§	38,033
4,772	AstraZeneca PLC§	524,777
6,994	Auto Trader Group PLC#,§	39,654
669	AVEVA Group PLC§	23,306
20,017	Aviva PLC§	85,977
835	Avon Rubber PLC§	10,465
11,755	B&M European Value Retail SA§	39,916
7,505	Babcock International Group PLC*,§	23,175
26,412	BAE Systems PLC§	232,051
9,792	Balfour Beatty PLC§	33,219
617	Bank of Georgia Group PLC§	13,538
128,411	Barclays PLC§	204,728
10,368	Barratt Developments PLC§	39,274
7,152	Beazley PLC§	44,368
2,110	Bellway PLC§	39,907
1,267	Berkeley Group Holdings PLC§	46,443
4,891	Biffa PLC#,§	22,458
2,271	Bloomsbury Publishing PLC§	9,269
2,945	Bodycote PLC§	15,273
8,370	boohoo Group PLC*,†,§	3,330
163,993	BP PLC§	779,845
2,366	BP PLC, ADR	67,549
9,231	Breedon Group PLC§	5,474
9,634	British American Tobacco PLC§	344,506
3,178	British American Tobacco PLC, ADR	112,819
4,032	Britvic PLC§	32,057
95,431	BT Group PLC§	129,029
2,788	Bunzl PLC§	84,845
3,793	Burberry Group PLC§	75,637
3,634	Burford Capital Ltd.§	26,682
1,708	Bytes Technology Group PLC§	7,965
4,589	C&C Group PLC*,§	7,651
40,000	Capita PLC*,§	11,099
11,065	Capricorn Energy PLC*,†,§	30,218
7,460	Card Factory PLC*,§	3,679
510	Carnival PLC*,§	3,142
756	Cazoo Group Ltd.*	348
21,596	Centamin PLC§	21,523
6,675	Central Asia Metals PLC§	16,117
102,113	Centrica PLC*,§	80,378
2,609	Chesnara PLC§	7,951

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	United Kingdom (Continued)
577	Clarkson PLC§	$16,838
2,800	Close Brothers Group PLC†,§	28,876
3,114	CMC Markets PLC#,§	7,634
33,791	Coats Group PLC§	19,111
1,369	Coca-Cola HBC AG*,§	28,810
9,501	Compass Group PLC§	189,918
865	Computacenter PLC§	18,607
4,173	ContourGlobal PLC#,§	11,723
16,130	ConvaTec Group PLC#,§	36,558
3,254	Countryside Partnerships PLC*,#,†,§	7,235
637	Cranswick PLC§	19,028
4,845	Crest Nicholson Holdings PLC§	9,871
826	Croda International PLC§	59,005
21,706	Currys PLC†,§	13,566
914	CVS Group PLC§	17,416
1,019	DCC PLC§	53,013
2,945	De La Rue PLC*,†,§	2,828
498	Dechra Pharmaceuticals PLC§	14,432
5,029	Devro PLC§	9,306
6,669	DFS Furniture PLC§	7,874
12,494	Diageo PLC§	523,695
1,038	Diploma PLC§	26,613
16,489	Direct Line Insurance Group PLC§	33,918
1,383	DiscoverIE Group PLC§	9,935
3,416	Domino's Pizza Group PLC§	8,458
7,636	Drax Group PLC§	50,929
17,477	DS Smith PLC§	49,625
1,117	Dunelm Group PLC§	9,104
2,569	easyJet PLC*,§	8,441
13,055	Elementis PLC*,†,§	13,095
1,355	EMIS Group PLC§	28,534
886	Energean PLC§	13,154
74,403	EnQuest PLC*,†,§	21,978
2,921	Entain PLC§	35,077
7,801	Esken Ltd.*,§	461
5,759	Essentra PLC§	11,578
1,262	Euromoney Institutional Investor PLC§	20,238
3,432	Evraz PLC§	—
5,156	Experian PLC§	151,160
1,729	FDM Group Holdings PLC§	11,999
1,425	Ferguson PLC§	148,382
5,122	Ferrexpo PLC§	6,816
454	Fevertree Drinks PLC§	4,210
11,197	Firstgroup PLC†,§	13,080
3,491	Frasers Group PLC*,§	26,057
2,026	Fresnillo PLC†,§	17,312
1,255	Fuller Smith & Turner PLC, Class A§	6,453
1,004	Future PLC§	14,791
2,798	Galliford Try Holdings PLC§	4,580
505	Games Workshop Group PLC§	32,401
1,706	Gamma Communications PLC§	19,897
6,960	Genel Energy PLC§	9,554
2,857	Genuit Group PLC†,§	9,242
100,979	Glencore PLC*,§	533,223

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	United Kingdom (Continued)
1,404	Go-Ahead Group PLC*,§	$24,237
2,026	Grafton Group PLC§	15,149
6,739	Grainger PLC§	17,241
6,489	Greencore Group PLC*,§	5,210
1,534	Greggs PLC§	29,076
26,798	GSK PLC§	390,875
9,789	Gulf Keystone Petroleum Ltd.§	21,542
4,549	Gym Group PLC*,#,†,§	5,564
33,498	Haleon PLC*,§	103,646
6,271	Halfords Group PLC§	9,199
1,399	Halma PLC§	31,501
4,078	Harbour Energy PLC§	20,311
2,284	Hargreaves Lansdown PLC†,§	21,923
21,097	Hays PLC§	23,823
1,995	Headlam Group PLC§	5,147
3,050	Helical PLC†,§	12,170
7,460	Helios Towers PLC*,§	9,340
3,074	Henry Boot PLC§	8,471
1,984	Hikma Pharmaceuticals PLC§	30,039
2,154	Hill & Smith Holdings PLC§	21,818
2,081	Hilton Food Group PLC§	12,358
3,163	Hiscox Ltd.§	30,924
5,513	Hochschild Mining PLC§	3,615
3,986	Hollywood Bowl Group PLC§	8,351
4,547	HomeServe PLC§	60,083
7,520	Howden Joinery Group PLC§	41,841
61,234	HSBC Holdings PLC§	317,309
6,698	HSBC Holdings PLC, ADR†	174,617
3,532	Hunting PLC§	9,222
4,879	Ibstock PLC#,§	8,891
5,952	IG Group Holdings PLC§	50,491
2,877	IMI PLC§	35,694
910	Impax Asset Management Group PLC§	5,286
12,148	Imperial Brands PLC§	250,683
5,321	Inchcape PLC§	40,042
14,920	Indivior PLC*,§	47,203
6,450	Informa PLC§	37,159
3,740	IntegraFin Holdings PLC§	9,199
917	InterContinental Hotels Group PLC§	43,994
390	InterContinental Hotels Group PLC, ADR†	18,958
2,732	Intermediate Capital Group PLC§	29,742
10,061	International Consolidated Airlines Group SA*,†,§	10,485
4,161	International Personal Finance PLC§	3,805
1,532	Intertek Group PLC§	63,027
8,515	Investec PLC§	34,281
3,042	iomart Group PLC§	5,544
35,770	IP Group PLC§	23,302
21,591	IQE PLC*,§	8,100
50,788	ITV PLC§	32,327
9,541	IWG PLC*,§	13,361
22,063	J. Sainsbury PLC§	42,613
2,074	J.D. Wetherspoon PLC*,§	9,319
1,083	James Fisher & Sons PLC*,§	3,410
3,618	James Halstead PLC†,§	8,340

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	United Kingdom (Continued)
27,745	JD Sports Fashion PLC§	$30,303
1,084	JET2 PLC*,§	8,300
10,403	John Wood Group PLC*,§	14,540
2,647	Johnson Matthey PLC§	53,820
7,194	Johnson Service Group PLC*,§	6,325
897	JTC PLC#,†,§	6,870
8,912	Jupiter Fund Management PLC†,§	9,120
239	Just Eat Takeaway.com NV*,#,†,§	3,644
927	Just Eat Takeaway.com NV*,#,†,§	14,318
30,973	Just Group PLC§	19,294
1,680	Kainos Group PLC§	24,031
1,556	Keller Group PLC§	10,863
11,122	Kier Group PLC*,†,§	8,389
24,636	Kingfisher PLC†,§	59,846
4,919	Lancashire Holdings Ltd.§	27,131
39,847	Legal & General Group PLC§	95,354
796	Liontrust Asset Management PLC†,§	6,486
399,205	Lloyds Banking Group PLC§	182,383
10,613	Lloyds Banking Group PLC, ADR	18,997
1,161	London Stock Exchange Group PLC§	97,900
10,707	Lookers PLC†,§	7,864
31,096	M&G PLC§	57,248
20,939	Man Group PLC§	52,157
35,161	Marks & Spencer Group PLC*,§	38,222
1,885	Marshalls PLC§	6,144
18,395	Marston's PLC*,†,§	7,251
11,392	ME GROUP INTERNATIONAL PLC§	10,751
3,805	Mears Group PLC§	8,166
8,277	Mediclinic International PLC§	45,457
31,313	Melrose Industries PLC§	34,962
3,713	Micro Focus International PLC§	21,517
8,089	Mitchells & Butlers PLC*,§	10,245
24,076	Mitie Group PLC§	16,751
150	MJ Gleeson PLC§	688
4,163	Mondi PLC§	64,304
14,223	Moneysupermarket.com Group PLC§	29,322
3,811	Moonpig Group PLC*,§	6,764
7,506	Morgan Advanced Materials PLC§	18,978
1,378	Morgan Sindall Group PLC§	22,580
765	Mortgage Advice Bureau Holdings Ltd.§	5,423
10,029	National Express Group PLC*,§	18,703
3,907	National Grid PLC§	40,320
2,823	National Grid PLC, ADR	145,469
14,393	NatWest Group PLC§	35,920
7,545	NatWest Group PLC, ADR†	37,650
5,311	NCC Group PLC§	12,883
731	Next Fifteen Communications Group PLC†,§	6,308
900	Next PLC§	47,818
5,427	Ninety One PLC†,§	10,983
537	NMC Health PLC*,§	—
1,743	Ocado Group PLC*,§	9,051
4,680	On the Beach Group PLC*,#,§	5,245
6,516	OSB Group PLC§	30,466
1,080	Oxford Instruments PLC§	21,528

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	United Kingdom (Continued)
5,545	Pagegroup PLC§	$22,829
40,396	Pan African Resources PLC†,§	7,901
5,714	Paragon Banking Group PLC§	24,965
1,213	PayPoint PLC§	8,056
6,551	Pearson PLC§	62,783
41,805	Pendragon PLC*,§	12,521
3,518	Pennon Group PLC§	30,841
3,146	Persimmon PLC§	43,311
4,723	Petrofac Ltd.*,†,§	5,308
6,396	Pets at Home Group PLC§	18,625
5,331	Phoenix Group Holdings PLC§	31,038
8,181	Playtech PLC*,§	39,689
1,545	Plus500 Ltd.§	28,227
1,124	Polar Capital Holdings PLC§	5,158
14,328	Premier Foods PLC§	15,421
6,783	Provident Financial PLC§	12,580
9,402	Prudential PLC§	92,375
520	Prudential PLC, ADR†	10,358
7,065	QinetiQ Group PLC§	25,830
19,168	Quilter PLC#,§	19,563
956	Rathbones Group PLC†,§	17,431
3,205	Reach PLC§	2,481
3,918	Reckitt Benckiser Group PLC†,§	258,946
6,125	Redde Northgate PLC§	19,796
3,865	Redrow PLC§	17,065
10,683	RELX PLC§	260,800
1,210	RELX PLC, ADR	29,415
2,776	Renew Holdings PLC§	17,644
1,514	Renewi PLC*,§	9,458
428	Renishaw PLC§	16,715
11,676	Rentokil Initial PLC§	61,654
17,999	Restaurant Group PLC*,§	5,883
787	RHI Magnesita NV†,§	14,786
1,162	Ricardo PLC§	5,961
8,346	Rightmove PLC§	44,269
13,779	Rio Tinto PLC§	746,319
60,172	Rolls-Royce Holdings PLC*,§	46,242
9,205	Rotork PLC§	23,994
10,685	Royal Mail PLC†,§	21,790
159	RPS Group PLC§	418
5,778	RS GROUP PLC§	61,659
3,518	RWS Holdings PLC†,§	12,578
3,036	Sabre Insurance Group PLC#,§	3,277
948	Saga PLC*,†,§	943
6,139	Sage Group PLC§	47,232
2,515	Savills PLC§	22,063
5,215	Schroders PLC§	22,578
5,266	Senior PLC*,§	6,841
25,172	Serco Group PLC§	43,621
4,307	Serica Energy PLC§	17,885
11,630	Severfield PLC§	6,330
1,830	Severn Trent PLC§	47,839
41,803	Shell PLC§	1,040,071
6,324	Shell PLC, ADR	314,682

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	United Kingdom (Continued)
9,302	SIG PLC*,§	$3,097
11,912	Sirius Real Estate Ltd.§	9,395
998	Smart Metering Systems PLC§	8,900
4,652	Smith & Nephew PLC§	53,669
2,936	Smiths Group PLC§	49,206
1,667	Softcat PLC§	21,757
1,032	Spectris PLC§	31,197
12,936	Speedy Hire PLC§	5,341
525	Spirax-Sarco Engineering PLC§	60,307
7,170	Spire Healthcare Group PLC*,#,§	17,204
10,386	Spirent Communications PLC§	30,435
10,908	SSE PLC§	184,946
7,895	SSP Group PLC*,§	16,509
5,411	St. James's Place PLC§	61,724
18,943	Standard Chartered PLC§	119,148
4,177	SThree PLC§	16,036
8,653	Synthomer PLC§	10,218
5,495	Tate & Lyle PLC§	41,428
44,971	Taylor Wimpey PLC§	43,854
533	TBC Bank Group PLC§	9,915
978	Telecom Plus PLC†,§	18,756
52,373	Tesco PLC§	119,919
5,954	TI Fluid Systems PLC#,§	7,984
16,738	TP ICAP Group PLC†,§	36,499
3,712	Travis Perkins PLC§	31,937
1,235	Treatt PLC§	8,092
2,958	TT Electronics PLC§	4,602
42,736	Tullow Oil PLC*,†,§	20,096
4,191	Tyman PLC§	9,183
9,584	Unilever PLC§	422,689
6,614	Unilever PLC§	291,015
478	Unilever PLC, ADR†	20,956
4,946	United Utilities Group PLC§	48,978
5,245	Vesuvius PLC§	18,108
504	Victrex PLC§	9,316
386	VIDENDUM PLC†,§	5,163
20,342	Virgin Money U.K. PLC§	28,024
3,721	Vistry Group PLC†,§	24,380
317,870	Vodafone Group PLC§	358,010
6,400	Volution Group PLC†,§	20,791
2,625	Watches of Switzerland Group PLC*,#,§	19,450
5,138	Watkin Jones PLC§	8,677
2,052	Weir Group PLC§	31,607
1,764	WH Smith PLC*,§	23,412
1,648	Whitbread PLC§	42,083
5,006	Wickes Group PLC§	6,680
3,672	Wincanton PLC§	12,017
8,767	WPP PLC§	72,551
510	XP Power Ltd.§	9,559
589	Young & Co's Brewery PLC, Class A§	6,123
		16,980,252
	United States—0.0%
1,592	ADTRAN Holdings, Inc.§	31,661

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	United States (Continued)
21	GXO Logistics, Inc.*	$736
		32,397

	TOTAL COMMON STOCKS (Cost $142,483,109)	125,537,154

	Affiliated Investment Company—29.8%

	United States—29.8%
2,949,746	DFA Emerging Markets Core Equity Portfolio, Class I‡‡ (Cost $59,111,930)	54,186,835

		Expiration Date
	Rights—0.0%

	Austria—0.0%
1,417	S Immo AG *,§
		08/11/2023	0

	Preferred Stocks—0.3%

	Germany—0.3%
566	Bayerische Motoren Werke AG, 8.77%§		37,010
387	Draegerwerk AG & Co. KGaA, 0.45%§		16,186
1,497	FUCHS PETROLUB SE, 4.00%§		38,087
887	Henkel AG & Co. KGaA, 3.04%§		53,018
949	Jungheinrich AG, 3.28%§		19,434
917	Porsche Automobil Holding SE, 4.26%§		52,236
162	Sartorius AG, 0.35%§		56,582
252	Sixt SE, 8.00%§		11,540
173	STO SE & Co. KGaA, 0.25%§		21,010
2,797	Volkswagen AG, 6.01%§		345,482
			650,585
	Italy—0.0%
1,392	Danieli & C Officine Meccaniche SpA, 2.45%§		16,582
29,205	Telecom Italia SpA, 0.0%*,§		5,231
			21,813

	TOTAL PREFERRED STOCK (Cost $1,009,644)		672,398

		7-Day Yield
	Short-Term Investments—3.1%
5,615,987	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $5,615,987) ††	3.100%	5,615,987
	TOTAL INVESTMENTS, AT VALUE—102.2% (Cost $208,220,670)		186,012,374
	Liabilities in Excess of Other Assets—(2.2)%		(4,076,367)
	NET ASSETS—100.0%		$181,936,007

Notes to the Schedule of Investments:

ADR—American Depositary Receipt

§	Fair valued security - Represents fair value as measured based on the Portfolio Valuation policies specified in Note 1. As of September 30, 2022, the total value of the fair valued securities was $108,254,446.
†	Denotes all or a portion of security on loan. As of September 30, 2022, the market value of the securities on loan was $10,293,113 (Note 1).
*	Non-income producing security
#	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The aggregate value of securities exempt from registration under Rule 144A of the Securities Act of 1933 at September 30, 2022, amounts to approximately $2,500,571, and represents 1.37% of net assets.
‡‡	Affiliated issuer. Assets with a total aggregate market value of $54,186,835, or 29.8% of net assets, were affiliated with the Fund as of September 30, 2022 (Note 2).
††	Represents cash collateral received from securities lending transactions. Non-cash collateral amounted to $5,307,763.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M International Equity Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

At September 30, 2022, industry diversification of the M International Equity Fund's investments as a percentage of net assets was as follows:

Summary of Industry Classifications	Percentage of Net Assets
Mutual Funds	29.8%
Banks	6.1%
Oil, Gas and Consumable Fuels	5.4%
Metals and Mining	3.9%
Pharmaceuticals	3.9%
Insurance	2.9%
Chemicals	2.6%
Machinery	2.4%
Food Products	2.0%
Capital Markets	1.7%
Automobiles	1.6%
Diversified Telecommunication Services	1.5%
Food and Staples Retailing	1.5%
Textiles, Apparel and Luxury Goods	1.5%
Real Estate Management and Development	1.4%
Semiconductors and Semiconductor Equipment	1.4%
Trading Companies and Distributors	1.3%
Electronic Equipment, Instruments & Components	1.2%
IT Services	1.2%
Construction and Engineering	1.1%
Electric Utilities	1.1%
Professional Services	1.1%
Auto Components	1.0%
Beverages	1.0%
Electrical Equipment	1.0%
Health Care Equipment and Supplies	1.0%
Household Durables	1.0%
Hotels, Restaurants & Leisure	0.9%
Personal Products	0.9%
Road and Rail	0.9%
Specialty Retail	0.9%
Commercial Services & Supplies	0.8%
Wireless Telecommunication Services	0.8%
Aerospace & Defense	0.7%
Building Products	0.7%
Industrial Conglomerates	0.7%
Software	0.7%
Media	0.6%
Multi-Utilities	0.6%
Construction Materials	0.5%
Health Care Providers and Services	0.5%
Independent Power and Renewable Electricity Producers	0.5%
Tobacco	0.5%
Air Freight and Logistics	0.4%
Biotechnology	0.4%
Entertainment	0.4%
Multiline Retail	0.4%
Containers and Packaging	0.3%
Diversified Financial Services	0.3%
Gas Utilities	0.3%
Household Products	0.3%
Life Sciences Tools and Services	0.3%
Marine	0.3%
Paper and Forest Products	0.3%
Technology Hardware, Storage & Peripherals	0.3%
Transportation Infrastructure	0.3%
Airlines	0.2%
Communications Equipment	0.2%
Consumer Finance	0.2%
Energy Equipment and Services	0.2%
Interactive Media & Services	0.2%
Internet and Catalog Retail	0.2%
Leisure Equipment and Products	0.2%
Distributors	0.1%
Diversified Consumer Services	0.1%
Equity Real Estate Investment Trusts (REITs)	0.1%
Health Care Technology	0.1%
Thrifts and Mortgage Finance	0.1%
Water Utilities	0.1%
Short-Term Investments	3.1%
Total	102.2%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Shares		Value (Note 1)
	Common Stocks—98.0%

	Beverages—5.7%
164,250	Keurig Dr. Pepper, Inc.	$5,883,435
58,000	Monster Beverage Corp.*	5,043,680
		10,927,115
	Biotechnology—3.3%
59,700	Neurocrine Biosciences, Inc.*	6,340,737

	Capital Markets—6.1%
161,700	Charles Schwab Corp.	11,621,379

	Chemicals—2.0%
14,000	Linde PLC	3,774,260

	Health Care Equipment and Supplies—4.9%
245,330	Boston Scientific Corp.*	9,501,631

	Health Care Providers and Services—4.9%
18,625	UnitedHealth Group, Inc.	9,406,370

	Insurance—4.2%
21,650	Aon PLC, Class A	5,799,386
11,000	Willis Towers Watson PLC	2,210,340
		8,009,726
	Interactive Media & Services—11.0%
180,400	Alphabet, Inc., Class A*	17,255,260
27,900	Meta Platforms, Inc., Class A*	3,785,472
		21,040,732
	Internet and Catalog Retail—5.8%
99,100	Amazon.com, Inc.*	11,198,300

	IT Services—23.8%
25,200	Accenture PLC, Class A	6,483,960
16,250	Automatic Data Processing, Inc.	3,675,588
18,100	EPAM Systems, Inc.*	6,555,639
40,800	Fiserv, Inc.*	3,817,656
27,550	FleetCor Technologies, Inc.*	4,853,483
21,200	Mastercard, Inc., Class A	6,028,008
89,800	PayPal Holdings, Inc.*	7,729,086
37,000	Visa, Inc., Class A	6,573,050
		45,716,470
	Pharmaceuticals—2.3%
78,900	AstraZeneca PLC, ADR	4,326,876

	Semiconductors and Semiconductor Equipment—4.5%
10,000	ASML Holding NV, Registered	4,153,500
11,200	Entegris, Inc.	929,824
22,550	NVIDIA Corp.	2,737,344

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Semiconductors and Semiconductor Equipment (Continued)
3,800	SolarEdge Technologies, Inc.*	$879,548
		8,700,216
	Software—16.8%
17,050	Adobe, Inc.*	4,692,160
5,200	Autodesk, Inc.*	971,360
16,000	Intuit, Inc.	6,197,120
87,620	Microsoft Corp.	20,406,698
		32,267,338
	Specialty Retail—2.7%
7,300	Burlington Stores, Inc.*	816,797
6,200	O'Reilly Automotive, Inc.*	4,360,770
		5,177,567

	TOTAL COMMON STOCKS (Cost $156,665,687)	188,008,717

	TOTAL INVESTMENTS, AT VALUE—98.0% (Cost $156,665,687)	188,008,717
	Other Assets in Excess of Liabilities—2.0%	3,819,530
	NET ASSETS—100.0%	$191,828,247

Notes to the Schedule of Investments:

*	Non-income producing security

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Growth Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

At September 30, 2022, industry sector diversification of the M Large Cap Growth Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Information Technology	45.2%
Health Care	15.4%
Communication Services	11.0%
Financials	10.2%
Consumer Discretionary	8.5%
Consumer Staples	5.7%
Materials	2.0%
Total	98.0%

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Shares		Value (Note 1)
	Common Stocks—99.1%

	Aerospace & Defense—0.6%
48,022	Kratos Defense & Security Solutions, Inc.*	$487,904
63,836	Triumph Group, Inc.*	548,351
		1,036,255
	Airlines—2.3%
33,181	Alaska Air Group, Inc.*	1,299,036
130,526	Azul SA, ADR†, *	1,062,482
225,859	Controladora Vuela Cia de Aviacion SAB de CV, ADR*, †	1,578,754
		3,940,272
	Auto Components—3.5%
37,958	BorgWarner, Inc.	1,191,881
162,237	Dana, Inc.	1,854,369
91,807	Modine Manufacturing Co.*	1,187,983
99,220	Stoneridge, Inc.*	1,681,779
		5,916,012
	Banks—6.7%
101,045	Bancorp, Inc.*	2,220,969
19,396	BankUnited, Inc.	662,761
139,358	First BanCorp	1,906,418
18,595	Pinnacle Financial Partners, Inc.	1,508,055
24,557	Popular, Inc.	1,769,577
11,232	Signature Bank	1,696,032
20,788	Wintrust Financial Corp.	1,695,261
		11,459,073
	Biotechnology—3.0%
31,377	ACADIA Pharmaceuticals, Inc.*	513,328
14,827	BioMarin Pharmaceutical, Inc.*	1,256,885
23,589	Exact Sciences Corp.*	766,406
10,910	Incyte Corp.*	727,042
37,683	Iovance Biotherapeutics, Inc.*	361,003
90,571	Karyopharm Therapeutics, Inc.†, *	494,518
4,524	United Therapeutics Corp.*	947,235
		5,066,417
	Building Products—4.2%
65,771	Builders FirstSource, Inc.*	3,875,227
98,691	Caesarstone Ltd.	918,813
11,788	Masonite International Corp.*	840,367
35,853	Trex Co., Inc.*	1,575,381
		7,209,788
	Capital Markets—4.4%
38,862	Carlyle Group, Inc.	1,004,194
9,967	Evercore Inc., Class A	819,786
14,295	LPL Financial Holdings, Inc.	3,123,172
19,078	Raymond James Financial, Inc.	1,885,288

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Capital Markets (Continued)
22,241	TPG, Inc.†	$619,189
		7,451,629
	Chemicals—3.9%
11,049	Albemarle Corp.	2,921,798
164,822	Diversey Holdings Ltd.*	801,035
18,236	FMC Corp.	1,927,545
33,979	Livent Corp.*	1,041,456
		6,691,834
	Commercial Services & Supplies—0.6%
110,603	Interface, Inc.	994,321

	Construction and Engineering—4.4%
30,285	AECOM	2,070,586
44,457	Granite Construction, Inc.	1,128,763
30,951	MasTec, Inc.*	1,965,389
17,560	Quanta Services, Inc.	2,236,968
		7,401,706
	Construction Materials—2.2%
18,661	Eagle Materials, Inc.	2,000,086
74,903	Summit Materials, Inc., Class A*	1,794,676
		3,794,762
	Consumer Finance—0.4%
38,197	Green Dot Corp., Class A*	724,979

	Containers and Packaging—0.5%
102,446	Pactiv Evergreen, Inc.	894,354

	Diversified Consumer Services—1.3%
103,861	2U, Inc.*	649,131
147,536	Perdoceo Education Corp.*	1,519,621
		2,168,752
	Diversified Telecommunication Services—1.2%
16,211	Cogent Communications Holdings, Inc.	845,566
132,603	Radius Global Infrastructure, Inc., Class A*	1,249,120
		2,094,686
	Electrical Equipment—3.1%
177,301	Array Technologies, Inc.*	2,939,651
11,690	EnerSys	680,007
41,971	Shoals Technologies Group, Inc. Class A*	904,475
70,256	Vertiv Holdings Co.	682,888
		5,207,021
	Electronic Equipment, Instruments & Components—4.2%
6,706	Belden, Inc.	402,494
38,834	Coherent Corp.*	1,353,365
11,958	Fabrinet*	1,141,391
108,165	Flex Ltd.*	1,802,029
41,528	Jabil, Inc.	2,396,581

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Electronic Equipment, Instruments & Components (Continued)
89,926	Ouster, Inc.†, *	$86,635
		7,182,495
	Equity Real Estate Investment Trusts (REITs)—1.4%
9,528	Agree Realty Corp.	643,902
34,291	NETSTREIT Corp.	610,723
62,644	SITE Centers Corp.	670,917
17,364	STAG Industrial, Inc.	493,659
		2,419,201
	Health Care Equipment and Supplies—7.1%
2,434	ABIOMED, Inc.*	597,936
45,031	AngioDynamics, Inc.*	921,334
7,611	Cooper Cos., Inc.	2,008,543
15,931	Hologic, Inc.*	1,027,868
12,580	Insulet Corp.*	2,885,852
9,436	Merit Medical Systems, Inc.*	533,228
15,876	Novocure Ltd.*	1,206,259
24,124	NuVasive, Inc.*	1,056,873
16,483	Tandem Diabetes Care, Inc.*	788,712
50,302	Varex Imaging Corp.*	1,063,384
		12,089,989
	Health Care Providers and Services—0.5%
10,546	Acadia Healthcare Co., Inc.*	824,486

	Hotels, Restaurants & Leisure—3.7%
23,977	Boyd Gaming Corp.	1,142,504
58,616	Caesars Entertainment, Inc.*	1,890,952
51,195	Cheesecake Factory, Inc.†	1,498,990
30,855	Planet Fitness, Inc., Class A*	1,779,099
		6,311,545
	Insurance—3.2%
24,477	Argo Group International Holdings Ltd.	471,427
5,097	Everest Re Group Ltd.	1,337,657
17,700	Trupanion, Inc.†, *	1,051,911
39,657	WR Berkley Corp.	2,561,049
		5,422,044
	Internet and Direct Marketing Retail—0.8%
31,015	Chewy, Inc., Class A†, *	952,781
43,544	Lands' End, Inc.*	336,159
		1,288,940
	IT Services—2.6%
29,765	Genpact Ltd.	1,302,814
3,436	Okta, Inc.*	195,405
129,314	Paya Holdings, Inc.*	790,109
93,748	Paymentus Holdings, Inc., Class A*	911,231
9,267	SS&C Technologies Holdings, Inc.	442,499

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	IT Services (Continued)
5,845	WEX, Inc.*	$741,964
		4,384,022
	Leisure dProducts—1.3%
113,554	Mattel, Inc.*	2,150,713

	Life Sciences Tools and Services—0.7%
19,781	QIAGEN NV*	816,559
53,051	Sotera Health Co.*	361,808
		1,178,367
	Machinery—0.3%
32,201	CIRCOR International, Inc.*	530,994

	Marine—0.7%
19,311	Kirby Corp.*	1,173,529

	Media—0.8%
50,686	Cardlytics, Inc.*	476,449
114,363	Integral Ad Science Holding Corp.*	827,988
		1,304,437
	Metals and Mining—2.7%
100,992	ATI, Inc.*	2,687,397
58,160	Carpenter Technology Corp.	1,811,103
		4,498,500
	Oil, Gas and Consumable Fuels—3.7%
31,862	Devon Energy Corp.	1,915,862
121,677	Navigator Holdings Ltd.*	1,393,202
174,789	Permian Resources Corp.*	1,188,565
48,696	SM Energy Co.	1,831,456
		6,329,085
	Pharmaceuticals—2.2%
29,428	Amphastar Pharmaceuticals, Inc.*	826,927
27,559	Pacira BioSciences, Inc.*	1,465,863
42,899	Supernus Pharmaceuticals, Inc.*	1,452,131
		3,744,921
	Professional Services—2.4%
68,106	KBR, Inc.	2,943,541
10,930	TransUnion	650,226
39,858	Upwork, Inc.*	542,866
		4,136,633
	Road and Rail—1.9%
35,638	Knight-Swift Transportation Holdings, Inc.	1,743,767
32,104	XPO Logistics, Inc.*	1,429,270
		3,173,037
	Semiconductors and Semiconductor Equipment—8.4%
64,028	MACOM Technology Solutions Holdings, Inc.*	3,316,010
32,254	MaxLinear, Inc.*	1,052,126

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Semiconductors and Semiconductor Equipment (Continued)
2,880	Monolithic Power Systems, Inc.	$1,046,592
19,305	Qorvo, Inc.*	1,533,010
37,668	Semtech Corp.*	1,107,816
14,104	SiTime Corp.*	1,110,408
13,894	Universal Display Corp.	1,310,899
37,526	Wolfspeed, Inc.*	3,878,687
		14,355,548
	Software—2.9%
12,441	CommVault Systems, Inc.*	659,871
10,242	Coupa Software, Inc.*	602,230
11,976	Envestnet, Inc.*	531,734
1,692	HubSpot, Inc.*	457,043
27,472	LiveRamp Holdings, Inc.*	498,892
52,000	Qualtrics International, Inc., Class A*	529,360
13,593	Workiva, Inc.*	1,057,535
84,379	Zuora, Inc., Class A*	622,717
		4,959,382
	Specialty Retail—2.1%
4,068	Advance Auto Parts, Inc.	635,991
15,449	Floor & Decor Holdings, Inc., Class A*	1,085,447
97,100	Leslie's, Inc.†, *	1,428,341
16,269	Victoria's Secret & Co.*	473,753
		3,623,532
	Technology Hardware, Storage & Peripherals—0.2%
27,157	Stratasys Ltd.*	391,332

	Thrifts and Mortgage Finance—0.6%
47,694	NMI Holdings, Inc., Class A*	971,527

	Trading Companies and Distributors—2.4%
33,578	Beacon Roofing Supply, Inc.*	1,837,388
311,834	MRC Global, Inc.*	2,242,087
		4,079,475

	TOTAL COMMON STOCKS (Cost $157,203,138)	168,575,595

		7-Day Yield
	Short-Term Investments—1.4%
2,352,013	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $2,352,013) ††	3.100%	2,352,013
	TOTAL INVESTMENTS, AT VALUE—100.5% (Cost $159,555,151)		170,927,608
	Liabilities in Excess of Other Assets—(0.5)%		(890,874)
	NET ASSETS—100.0%		$170,036,734

Notes to the Schedule of Investments:
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
* Non-income producing security
† Denotes all or a portion of security on loan. As of September 30, 2022, the market value of the securities on loan was $4,714,404 (Note 1).
†† Represents cash collateral received from securities lending transactions. Non-cash collateral amounted to $2,484,933.
Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M Capital Appreciation Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

At September 30, 2022, industry sector diversification of the M Capital Appreciation Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Industrials	22.9%
Information Technology	18.3%
Financials	15.3%
Health Care	13.5%
Consumer Discretionary	12.7%
Materials	9.3%
Energy	3.7%
Communication Services	2.0%
Real Estate	1.4%
Short-Term Investments	1.4%
Total	100.5%

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2022

Shares		Value (Note 1)
	Common Stocks—97.4%

	Aerospace & Defense—2.0%
600	Huntington Ingalls Industries, Inc.	$132,900
2,800	L3Harris Technologies, Inc.	581,924
3,400	Lockheed Martin Corp.	1,313,386
3,900	Textron, Inc.	227,214
		2,255,424
	Air Freight and Logistics—2.0%
1,700	C.H. Robinson Worldwide, Inc.	163,727
2,200	Expeditors International of Washington, Inc.	194,282
2,900	FedEx Corp.	430,563
9,300	United Parcel Service, Inc., Class B	1,502,322
		2,290,894
	Auto Components—0.2%
2,800	BorgWarner, Inc.	87,920
800	Lear Corp.	95,752
		183,672
	Automobiles—0.7%
67,800	Ford Motor Co.	759,360

	Banks—10.3%
113,200	Bank of America Corp.	3,418,640
800	BOK Financial Corp.	71,088
1,900	Comerica, Inc.	135,090
1,643	Commerce Bancshares, Inc.	108,701
1,900	East West Bancorp, Inc.	127,566
9,700	Fifth Third Bancorp	310,012
5,537	First Horizon Corp.	126,797
15,800	Huntington Bancshares, Inc.	208,244
37,100	JPMorgan Chase & Co.	3,876,950
13,300	KeyCorp	213,066
500	Pinnacle Financial Partners, Inc.	40,550
5,800	PNC Financial Services Group, Inc.	866,636
1,100	Prosperity Bancshares, Inc.	73,348
13,100	Regions Financial Corp.	262,917
900	Synovus Financial Corp.	33,759
18,000	Truist Financial Corp.	783,720
20,089	U.S. Bancorp	809,989
2,200	Zions Bancorp NA	111,892
		11,578,965
	Beverages—0.1%
2,299	Molson Coors Beverage Co., Class B	110,329

	Biotechnology—6.0%
22,400	AbbVie, Inc.	3,006,304
6,100	Amgen, Inc.	1,374,940
1,500	Biogen, Inc.*	400,500
15,900	Gilead Sciences, Inc.	980,871

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Biotechnology (Continued)
1,400	Regeneron Pharmaceuticals, Inc.*	$964,418
		6,727,033
	Building Products—0.7%
2,000	Builders FirstSource, Inc.*	117,840
9,178	Carrier Global Corp.	326,370
4,600	Masco Corp.	214,774
1,800	Owens Corning	141,498
		800,482
	Capital Markets—3.7%
1,600	Ameriprise Financial, Inc.	403,120
12,100	Bank of New York Mellon Corp.	466,092
4,600	Goldman Sachs Group, Inc.	1,348,030
3,600	Jefferies Financial Group, Inc.	106,200
18,800	Morgan Stanley	1,485,388
2,800	Northern Trust Corp.	239,568
2,100	SEI Investments Co.	103,005
		4,151,403
	Chemicals—1.7%
2,200	Celanese Corp.	198,748
8,300	Dow, Inc.	364,619
6,600	DuPont de Nemours, Inc.	332,640
2,400	Eastman Chemical Co.	170,520
1,700	FMC Corp.	179,690
1,600	Huntsman Corp.	39,264
3,685	LyondellBasell Industries NV, Class A	277,407
6,700	Mosaic Co.	323,811
1,750	Olin Corp.	75,040
		1,961,739
	Communications Equipment—2.0%
56,600	Cisco Systems, Inc.	2,264,000

	Consumer Finance—1.6%
10,400	American Express Co.	1,403,064
200	Credit Acceptance Corp.†, *	87,600
3,900	Discover Financial Services	354,588
		1,845,252
	Containers and Packaging—1.0%
27,300	Amcor PLC	292,929
1,500	Berry Global Group, Inc.*	69,795
2,400	Crown Holdings, Inc.	194,472
4,100	International Paper Co.	129,970
1,600	Packaging Corp. of America	179,664
2,800	Sealed Air Corp.	124,628

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Containers and Packaging (Continued)
2,900	Westrock Co.	$89,581
		1,081,039
	Distributors—0.2%
5,300	LKQ Corp.	249,895

	Diversified Consumer Services—0.2%
3,200	Service Corp. International	184,768

	Diversified Financial Services—0.2%
6,100	Equitable Holdings, Inc.	160,735
1,800	Voya Financial, Inc.	108,900
		269,635
	Diversified Telecommunication Services—1.1%
77,300	AT&T, Inc.	1,185,782

	Electric Utilities—2.8%
3,300	Alliant Energy Corp.	174,867
8,700	Duke Energy Corp.	809,274
4,800	Edison International	271,584
2,800	Entergy Corp.	281,764
3,100	Evergy, Inc.	184,140
4,300	Eversource Energy	335,228
16,900	Exelon Corp.	633,074
2,252	OGE Energy Corp.	82,108
1,349	Pinnacle West Capital Corp.	87,024
9,600	PPL Corp.	243,360
		3,102,423
	Electrical Equipment—0.1%
2,000	Sensata Technologies Holding PLC	74,560

	Electronic Equipment, Instruments & Components—0.5%
1,300	Arrow Electronics, Inc.*	119,847
9,300	Corning, Inc.	269,886
2,700	Jabil, Inc.	155,817
		545,550
	Energy Equipment and Services—0.4%
3,200	Sempra Energy	479,808

	Food and Staples Retailing—0.7%
10,000	Kroger Co.	437,500
11,700	Walgreens Boots Alliance, Inc.	367,380
		804,880
	Food Products—2.2%
9,700	Archer-Daniels-Midland Co.	780,365
2,197	Campbell Soup Co.	103,523
5,451	Conagra Brands, Inc.	177,866
1,800	Darling Ingredients, Inc.*	119,070
300	Ingredion, Inc.	24,156
1,500	JM Smucker Co.	206,115

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Food Products (Continued)
4,400	Kellogg Co.	$306,504
16,500	Kraft Heinz Co.	550,275
3,900	Tyson Foods, Inc., Class A	257,127
		2,525,001
	Gas Utilities—0.1%
1,100	National Fuel Gas Co.	67,705
2,300	UGI Corp.	74,359
		142,064
	Health Care Equipment and Supplies—0.2%
3,200	Hologic, Inc.*	206,464

	Health Care Providers and Services—8.2%
3,500	AmerisourceBergen Corp.	473,655
3,162	Cardinal Health, Inc.	210,842
7,600	Centene Corp.*	591,356
4,600	Cigna Corp.	1,276,362
16,810	CVS Health Corp.	1,603,170
2,100	DaVita, Inc.*	173,817
4,400	Elevance Health, Inc.	1,998,656
5,900	HCA Healthcare, Inc.	1,084,361
1,900	Henry Schein, Inc.*	124,963
1,700	Laboratory Corp. of America Holdings	348,177
2,800	McKesson Corp.	951,636
2,400	Quest Diagnostics, Inc.	294,456
1,400	Universal Health Services, Inc., Class B	123,452
		9,254,903
	Hotels, Restaurants & Leisure—0.1%
849	Boyd Gaming Corp.	40,455
900	Darden Restaurants, Inc.	113,688
		154,143
	Household Durables—1.2%
6,500	DR Horton, Inc.	437,775
4,800	Lennar Corp., Class A	357,840
4,600	Newell Brands, Inc.	63,894
50	NVR, Inc.*	199,354
4,700	PulteGroup, Inc.	176,250
100	TopBuild Corp.*	16,478
1,100	Whirlpool Corp.	148,291
		1,399,882
	Independent Power and Renewable Electricity Producers—0.1%
6,100	Vistra Corp.	128,100

	Insurance—6.7%
9,600	Aflac, Inc.	539,520
4,100	Allstate Corp.	510,573
1,200	American Financial Group, Inc.	147,516
5,500	Arch Capital Group Ltd.*	250,470
800	Assurant, Inc.	116,216
6,200	Chubb Ltd.	1,127,656

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Insurance (Continued)
2,300	Cincinnati Financial Corp.	$206,011
600	Everest Re Group Ltd.	157,464
3,800	Fidelity National Financial, Inc.	137,560
1,500	First American Financial Corp.	69,150
1,300	Globe Life, Inc.	129,610
4,900	Hartford Financial Services Group, Inc.	303,506
2,800	Lincoln National Corp.	122,948
3,500	Loews Corp.	174,440
180	Markel Corp.*	195,159
12,300	MetLife, Inc.	747,594
2,900	Old Republic International Corp.	60,697
3,700	Principal Financial Group, Inc.	266,955
5,400	Prudential Financial, Inc.	463,212
800	Reinsurance Group of America, Inc.	100,648
600	RenaissanceRe Holdings Ltd.	84,234
6,300	Travelers Cos., Inc.	965,160
2,300	Unum Group	89,240
1,800	Willis Towers Watson PLC	361,692
3,650	WR Berkley Corp.	235,717
		7,562,948
	Interactive Media & Services—0.4%
3,000	Meta Platforms, Inc., Class A*	407,040

	IT Services—2.9%
5,600	Cognizant Technology Solutions Corp., Class A	321,664
2,700	DXC Technology Co.*	66,096
6,700	Fidelity National Information Services, Inc.	506,319
7,344	Fiserv, Inc.*	687,178
800	FleetCor Technologies, Inc.*	140,936
1,000	Global Payments, Inc.	108,050
11,400	International Business Machines Corp.	1,354,434
4,300	Western Union Co.	58,050
		3,242,727
	Leisure Equipment and Products—0.1%
1,400	Brunswick Corp.	91,630
700	Polaris, Inc.	66,955
		158,585
	Machinery—3.5%
850	AGCO Corp.	81,745
5,800	Caterpillar, Inc.	951,664
1,700	Cummins, Inc.	345,967
4,200	Deere & Co.	1,402,338
1,700	Dover Corp.	198,186
800	Oshkosh Corp.	56,232
3,848	PACCAR, Inc.	322,039
1,800	Parker-Hannifin Corp.	436,158
1,000	Snap-on, Inc.	201,350
		3,995,679
	Media—2.2%
61,400	Comcast Corp., Class A	1,800,862

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Media (Continued)
5,900	Fox Corp., Class A	$181,012
4,200	Interpublic Group of Cos., Inc.	107,520
4,200	News Corp., Class A	63,462
500	Nexstar Media Group, Inc., Class A	83,425
3,700	Omnicom Group, Inc.	233,433
		2,469,714
	Metals and Mining—1.7%
2,200	Alcoa Corp.	74,052
16,487	Freeport-McMoRan, Inc.	450,590
10,300	Newmont Corp.	432,909
5,300	Nucor Corp.	567,047
1,100	Reliance Steel & Aluminum Co.	191,851
3,600	Steel Dynamics, Inc.	255,420
		1,971,869
	Multi-Utilities—1.1%
10,900	Dominion Energy, Inc.	753,299
9,300	Public Service Enterprise Group, Inc.	522,939
		1,276,238
	Oil, Gas and Consumable Fuels—9.6%
4,600	APA Corp.	157,274
9,067	Chevron Corp.	1,302,656
4,300	ConocoPhillips	440,062
7,200	Devon Energy Corp.	432,936
2,000	Diamondback Energy, Inc.	240,920
10,200	EOG Resources, Inc.	1,139,646
54,400	Exxon Mobil Corp.	4,749,664
30,600	Kinder Morgan, Inc.	509,184
10,035	Marathon Oil Corp.	226,590
5,700	ONEOK, Inc.	292,068
3,300	Ovintiv, Inc.	151,800
1,000	PDC Energy, Inc.	57,790
2,600	Pioneer Natural Resources Co.	562,978
5,600	Valero Energy Corp.	598,360
		10,861,928
	Pharmaceuticals—6.3%
24,000	Bristol-Myers Squibb Co.	1,706,160
30,700	Merck & Co., Inc.	2,643,884
62,900	Pfizer, Inc.	2,752,504
		7,102,548
	Professional Services—0.3%
300	CACI International, Inc., Class A*	78,318
1,599	Leidos Holdings, Inc.	139,864
1,200	Robert Half International, Inc.	91,800
		309,982
	Real Estate Management and Development—0.3%
3,262	CBRE Group, Inc., Class A*	220,218

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Real Estate Management and Development (Continued)
900	Jones Lang LaSalle, Inc.*	$135,963
		356,181
	Road and Rail—0.3%
400	AMERCO	203,688
2,300	Knight-Swift Transportation Holdings, Inc.	112,539
		316,227
	Semiconductors and Semiconductor Equipment—1.9%
1,500	First Solar, Inc.*	198,405
1,600	KLA Corp.	484,208
12,600	QUALCOMM, Inc.	1,423,548
		2,106,161
	Software—2.7%
50,600	Oracle Corp.	3,090,142

	Specialty Retail—3.3%
1,500	AutoNation, Inc.*	152,805
310	AutoZone, Inc.*	663,998
2,500	Best Buy Co., Inc.	158,350
600	Dick's Sporting Goods, Inc.	62,784
300	Lithia Motors, Inc.	64,365
12,800	Lowe's Cos., Inc.	2,403,968
1,100	Penske Automotive Group, Inc.	108,273
700	Williams-Sonoma, Inc.	82,495
		3,697,038
	Technology Hardware, Storage & Peripherals—1.0%
3,100	Dell Technologies, Inc. Class C	105,927
22,500	Hewlett Packard Enterprise Co.	269,550
22,400	HP, Inc.	558,208
2,400	NetApp, Inc.	148,440
		1,082,125
	Textiles, Apparel and Luxury Goods—0.2%
2,000	Capri Holdings Ltd.*	76,880
549	Ralph Lauren Corp.	46,626
1,600	Skechers USA, Inc., Class A*	50,752
2,900	Tapestry, Inc.	82,447
		256,705
	Tobacco—2.4%
24,800	Altria Group, Inc.	1,001,424

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

Shares		Value (Note 1)
	Tobacco (Continued)
21,000	Philip Morris International, Inc.	$1,743,210
		2,744,634
	Trading Companies and Distributors—0.2%
1,000	United Rentals, Inc.*	270,120

	TOTAL COMMON STOCKS (Cost $103,830,928)	109,996,041

	Exchange-Traded Fund—2.0%
16,580	iShares Russell 1000 Value ETF (Cost $2,346,463)	2,254,714

		7-Day Yield
	Short-Term Investments—0.0%
25,650	State Street Navigator Securities Lending Prime Portfolio (Money Market) (Cost $25,650) ††	3.100%	25,650
	TOTAL INVESTMENTS, AT VALUE—99.4% (Cost $106,203,041)		112,276,405
	Other Assets in Excess of Liabilities—0.6%		654,686
	NET ASSETS—100.0%		$112,931,091

Notes to the Schedule of Investments:

*	Non-income producing security
†	Denotes all or a portion of security on loan. As of September 30, 2022, the market value of the securities on loan was $24,966 (Note 1)
††	Represents cash collateral received from securities lending transactions. Non-cash collateral amounted to $0.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these Schedules of Investments.

M Large Cap Value Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

September 30, 2022

At September 30, 2022, industry sector diversification of the M Large Cap Value Fund's investments as a percentage of net assets was as follows:

Summary of Sector Classifications	Percentage of Net Assets
Financials	24.5%
Health Care	20.7%
Information Technology	11.0%
Energy	9.6%
Industrials	9.1%
Consumer Discretionary	6.2%
Consumer Staples	5.4%
Utilities	4.5%
Materials	4.4%
Communication Services	3.7%
Real Estate	0.3%
Short-Term Investments	0.0%
Total	99.4%

The accompanying notes are an integral part of these Schedules of Investments.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

M Fund, Inc. (the "Corporation") was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of September 30, 2022, the Corporation consisted of four separate diversified investment portfolios: M International Equity Fund, M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund (each singularly a “Fund” or collectively the “Funds”), each of which is a separate mutual fund.

1.	Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies and are consistently followed by the Funds in the preparation of their Schedules of Investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange (other than the National Association of Securities Dealers Automated Quotation System “NASDAQ”) are valued at the last sale price on the exchange on which the securities are traded. If no sale occurs, equity securities and other similar investments traded on a U.S. exchange (other than NASDAQ) are valued at the most recent bid price. Equity securities and other similar investments traded on NASDAQ are valued at the NASDAQ Official Closing Price. If no sale occurs, equity securities and other similar investments traded on NASDAQ are valued at the most recent bid price. Equity securities and other similar investments traded on a non-U.S. exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. However, if an event which may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, the Board of Directors may decide to value the security based on fair value. The Board of Directors has approved the use of an independent fair value service for foreign securities, which may provide a fair value price on trading days when the S&P 500 Index moves more than 0.5%. The use of a fair value price may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the Fund’s NAV. Over-the-counter securities are valued at the last sale price on the valuation date or, if no sale occurs, at the most recent bid price. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant accretion or amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Securities for which a pricing service supplies no quotations or quotations are not deemed to be representative of market value or for which there are no readily available market quotations are valued at fair value as determined in good faith by the Pricing Committee appointed by the Board of Directors (excluding debt securities with a remaining maturity of sixty days or less). Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the fair value hierarchy.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable data inputs and minimize the use of unobservable data inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use to price the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use to price the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use to price the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 — quoted prices in active markets for identical investments;
●	Level 2 — quoted prices in markets that are not active or other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments).

The valuation techniques used by the Funds to measure fair value during the period ended September 30, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

As of September 30, 2022, the M Large Cap Growth Fund, M Capital Appreciation Fund and M Large Cap Value Fund, had (i) all long-term investments classified as Level 1, as represented on the Schedule of Investments; and (ii) all short-term investments classified as Level 2.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2022 in valuing the M International Equity Fund investments:

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$263,570	$8,495,148	$—	$8,758,718
Austria	—	519,872	—	519,872
Belgium	42,415	1,274,130	—	1,316,545
Canada	15,430,931	—	—	15,430,931
China	—	28,904	—	28,904
Denmark	—	2,926,512	—	2,926,512
Finland	91,173	1,571,844	—	1,663,017
France	43,438	9,962,237	—	10,005,675
Germany	50,538	7,816,916	—	7,867,454
Hong Kong	—	3,157,784	—	3,157,784
Ireland	146,550	589,192	—	735,742
Israel	183,845	1,341,544	—	1,525,389
Italy	27,132	2,765,688	—	2,792,820
Japan	25,099	28,302,715	—	28,327,814
Netherlands	146,337	3,670,477	—	3,816,814
New Zealand	—	507,107	—	507,107
Norway	19,244	1,325,430	—	1,344,674
Portugal	—	346,638	—	346,638
Singapore	—	1,483,175	—	1,483,175
Spain	59,701	2,437,948	—	2,497,649
Sweden	5,622	3,442,597	—	3,448,219
Switzerland	466,957	9,556,095	—	10,023,052
United Kingdom	951,820	16,028,432	—	16,980,252
United States	736	31,661	—	32,397
Total Common Stocks	17,955,108	107,582,046	—	125,537,154
Affiliated Investment Company
United States	54,186,835	—	—	54,186,835
Rights
Austria	—	—	—	—
Preferred Stocks
Germany	—	650,585	—	650,585
Italy	—	21,813	—	21,813
Total Preferred Stock	—	672,398	—	672,398
Short-Term Investments
Investments in Security Lending Collateral	—	5,615,987	—	5,615,987
Total	$72,141,943	$113,870,431	$—	$186,012,374

At September 30, 2022, Level 2 Common Stocks were priced using a fair value factor applied to quoted market prices.

Securities Lending

The Funds participate in a securities lending program under the terms of a Securities Lending Agency Agreement with State Street Bank and Trust Company, which serves as the Funds’ securities lending agent. Each Fund may loan its portfolio securities in an amount up to 33 1/3 of its total assets. The Funds receive cash (U.S. currency) and non-cash (U.S. Treasuries and Agencies) as collateral against the loaned securities. Cash collateral is invested by the securities lending agent in a money market mutual fund that meets the quality and diversification requirements in accordance with Rule 2a-7 under the 1940 Act. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined each day at the close of business of the Funds and any change in the amount of collateral is delivered to or paid by the Fund the next day. The collateral value does not include the calculated mark, which is the amount charged/returned to the borrower daily to maintain 102% or 105% of market value. There is a day lag in receiving the mark, which may at times result in a collateral percentage above or below 102% or 105%.

M Fund, Inc.

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited) (Continued)

The collateral received is recorded on a lending Fund’s statement of assets and liabilities, along with the related obligation to return the collateral. A Fund may also record realized gain or loss on securities deemed sold due to a borrower's inability to return securities on loan. Upon an event of default under the Securities Agency Lending Agreement, there is a risk of delay in the recovery of the securities or loss of rights in the collateral. If the borrower fails to return loaned securities and collateral is insufficient to cover the value of loaned securities (provided that the insufficiency is not due to investment losses), the securities lending agent has agreed, at its option, to pay the amount of any shortfall in collateral to the Funds; or to replace the securities. Any dividends or interest payable by the issuers of the loaned portfolio securities, during the time that the securities are on loan, are paid to the borrowers of those securities. Dividend or interest payments that are made to borrowers of the loaned securities are reimbursed by the borrowers to the Funds. Such reimbursement amounts do not comprise qualified dividend income under the Internal Revenue Code of 1986, as amended.

Income generated from the investment of collateral, less negotiated rebate fees paid to the borrower through the securities lending agent, is the source of the Fund’s securities lending income, 70% of which is paid to the Fund, 30% of which is paid to the custodian as securities lending agent.

As of September 30, 2022, the value of the securities on loan and the value of the related collateral were as follows:

	Market Value of Loaned Securities	Market Value of Collateral
M International Equity Fund	$10,293,113	$10,923,750
M Capital Appreciation Fund	4,714,404	4,836,946
M Large Cap Value Fund	24,966	25,650

2. Tax Information

As of September 30, 2022, aggregated gross unrealized appreciation for investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ Depreciation
M International Equity Fund	$209,749,353	$10,427,849	$(34,164,828)	$(23,736,979)
M Large Cap Growth Fund	156,683,086	43,494,336	(12,168,705)	31,325,631
M Capital Appreciation Fund	158,348,812	42,912,484	(32,685,701)	10,226,783
M Large Cap Value Fund	106,745,839	13,649,074	(8,118,508)	5,530,566

The Funds did not have any unrecognized tax benefits as of September 30, 2022, nor were there any increases or decreases in unrecognized tax benefits for the period then ended. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as an income tax expense. During the period ended September 30, 2022, the Funds did not incur any such interest or penalties. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three fiscal years, December 2019 through December 2021. No examination of any of the Funds' tax filings is currently in progress.